UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY ASSET-BACKED SECURITIES - 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33•	275,098	$281,889
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.519% 11/25/32•	2,558	2,329
Total Agency Asset-Backed Securities
(cost $276,452)		284,218

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.41%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39•	720	808
Series 2002-T4 A3 7.50% 12/25/41	13,483	15,448
Series 2004-T1 1A2 6.50% 1/25/44	11,216	12,909
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	51,781	59,589
Series 2001-50 BA 7.00% 10/25/41	72,423	83,628
Series 2002-90 A1 6.50% 6/25/42	10,001	11,668
Series 2002-90 A2 6.50% 11/25/42	29,024	33,238
Series 2003-26 AT 5.00% 11/25/32	1,117,750	1,171,597
Series 2003-38 MP 5.50% 5/25/23	739,851	812,952
Series 2005-110 MB 5.50% 9/25/35	196,207	212,237
Series 2009-94 AC 5.00% 11/25/39	1,400,000	1,525,817
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,811,707
Series 2010-96 DC 4.00% 9/25/25	3,245,000	3,439,181
Series 2010-116 Z 4.00% 10/25/40	84,545	87,246
Series 2012-122 SD
5.921% 11/25/42•~	2,542,263	548,290
Series 2012-124 SD
5.971% 11/25/42•~	3,384,461	781,734
Series 2013-26 ID 3.00% 4/25/33~	3,503,129	621,364
Series 2013-31 MI 3.00% 4/25/33	1,083,665	192,259
Series 2013-38 AI 3.00% 4/25/33~	3,496,207	571,357
Series 2013-44 DI 3.00% 5/25/33~	10,412,698	1,844,694
Fannie Mae Whole Loan
Series 2002-W6 2A1
6.516% 6/25/42•	27,067	30,512
Fannie Mae Whole Loan REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	44,310	51,431
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	42,695	48,916
Series 2326 ZQ 6.50% 6/15/31	42,997	48,125
Series 2557 WE 5.00% 1/15/18	826,177	872,401
Series 2622 PE 4.50% 5/15/18	1,342,680	1,406,482
Series 2762 LG 5.00% 9/15/32	696,405	707,194
Series 2809 DC 4.50% 6/15/19	431,036	452,704
Series 3123 HT 5.00% 3/15/26	87,579	96,318
Series 3131 MC 5.50% 4/15/33	5,036	5,034
Series 3416 GK 4.00% 7/15/22	7,068	7,221
Series 3656 PM 5.00% 4/15/40	2,540,000	2,772,824
Series 4065 DE 3.00% 6/15/32	350,000	339,762
Series 4148 SA 5.918% 12/15/42•~	4,028,318	827,995
Series 4185 LI 3.00% 3/15/33~	2,567,285	454,923
Series 4191 CI 3.00% 4/15/33~	1,062,482	184,410
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43t	16,567	19,783
Series T-58 2A 6.50% 9/25/43t	6,578	7,531
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,464,125
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	1,420,000	1,474,968
Total Agency Collateralized Mortgage
Obligations (cost $27,409,063)		28,110,382

AGENCY MORTGAGE-BACKED SECURITIES - 18.70%
Fannie Mae
5.00% 11/1/34	6,517	6,998
6.50% 8/1/17	8,976	9,923
Fannie Mae ARM
2.402% 10/1/33•	15,387	15,819
2.407% 6/1/37•	4,711	5,034
2.531% 11/1/35•	209,323	221,098
5.143% 8/1/35•	23,212	24,883
5.817% 8/1/37•	170,275	183,417
Fannie Mae Relocation 15 yr
4.00% 9/1/20	80,134	83,442
Fannie Mae Relocation 30 yr
5.00% 11/1/33	4,215	4,524
5.00% 4/1/35	19,819	21,279
5.00% 10/1/35	39,542	42,433
5.00% 1/1/36	36,418	39,089
5.00% 2/1/36	19,416	20,836
Fannie Mae S.F. 15 yr
2.50% 7/1/27	255,727	257,550
2.50% 2/1/28	3,869,419	3,897,060
2.50% 5/1/28	534,666	538,487
3.00% 11/1/27	203,442	210,938
3.50% 7/1/26	1,294,303	1,366,974
4.00% 11/1/25	3,556,663	3,805,791
5.00% 5/1/21	172,923	184,043
6.00% 12/1/22	546,215	605,418
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/28	39,825,000	40,049,016
2.50% 11/1/28	42,976,000	43,123,730
3.00% 10/1/28	9,297,000	9,625,300
3.00% 11/1/28	41,646,000	42,999,495
3.50% 11/1/28	7,344,000	7,723,822
Fannie Mae S.F. 20 yr
3.00% 8/1/33	622,191	622,637
3.00% 9/1/33	1,159,531	1,160,361
3.50% 4/1/33	200,420	207,607
5.00% 11/1/23	101,976	110,457
5.50% 8/1/28	561,850	613,719
Fannie Mae S.F. 30 yr
3.50% 7/1/42	176,476	179,789
3.50% 6/1/43	425,566	433,806
4.00% 11/1/40	504,027	529,214

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
4.00% 1/1/41	2,319,500	$2,434,981
4.00% 3/1/41	3,808,749	4,014,397
4.00% 9/1/41	338,471	355,136
4.00% 3/1/42	3,020,815	3,169,883
4.00% 1/1/43	7,917,338	8,308,196
4.50% 7/1/36	388,748	415,125
4.50% 11/1/40	2,053,687	2,194,532
4.50% 2/1/41	576,313	616,135
4.50% 3/1/41	2,530,237	2,705,520
4.50% 5/1/41	418,968	449,036
4.50% 10/1/41	1,421,538	1,521,257
5.00% 5/1/34	3,618	3,920
5.00% 2/1/35	319,728	347,294
6.50% 2/1/36	434,517	484,132
7.50% 3/1/32	503	591
7.50% 4/1/32	1,466	1,704
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43	26,425,000	25,813,922
3.00% 11/1/43	85,742,000	83,518,067
3.50% 10/1/43	10,079,000	10,260,108
3.50% 11/1/43	20,222,000	20,519,013
4.00% 10/1/43	3,250,000	3,408,945
4.00% 11/1/43	8,903,000	9,307,808
4.50% 11/1/43	18,204,000	19,387,262
5.50% 11/1/43	1,908,000	2,076,739
Freddie Mac
4.50% 1/1/41	1,876,603	1,977,338
Freddie Mac ARM
2.342% 12/1/33•	37,915	39,740
2.407% 8/1/37•	3,646	3,862
2.498% 7/1/36•	111,306	118,508
2.592% 4/1/34•	1,934	2,045
2.663% 2/1/37•	243,884	262,965
2.731% 6/1/37•	362,255	384,409
6.022% 10/1/37•	2,171	2,316
6.18% 10/1/37•	33,034	35,310
Freddie Mac Relocation 30 yr
5.00% 9/1/33	7,842	8,428
Freddie Mac S.F. 15 yr
4.50% 5/1/20	367,732	389,586
5.00% 6/1/18	125,212	132,653
Freddie Mac S.F. 30 yr
3.00% 11/1/42	1,271,213	1,239,317
4.00% 10/1/40	1,315,556	1,375,035
4.00% 11/1/40	848,864	887,254
4.00% 12/1/40	246,309	257,539
4.00% 2/1/42	559,056	584,582
4.50% 10/1/39	1,675,791	1,783,416
4.50% 10/1/43	494,000	526,047
5.00% 3/1/34	18,440	20,233
6.00% 2/1/36	635,472	699,290
6.00% 8/1/38	1,247,935	1,360,349
6.50% 8/1/38	193,025	214,239
GNMA I S.F. 30 yr
7.00% 12/15/34	218,473	255,211
Total Agency Mortgage-Backed
Securities (cost $364,845,716)		372,797,364

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.50%
Bank of America Commercial Mortgage
Series 2006-2 A4 5.924% 5/10/45•	1,765,000	1,935,234
Bear Stearns Commercial Mortgage
Securities
Series 2005-PW10 A4
5.405% 12/11/40•	1,684,000	1,798,546
Series 2005-T20 A4A
5.293% 10/12/42•	870,000	930,815
Series 2006-PW12 A4
5.856% 9/11/38•	1,230,000	1,351,865
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	2,320,000	2,229,694
Commercial Mortgage Pass Through
Certificates
Series 2005-C6 A5A
5.116% 6/10/44t•	1,190,000	1,261,725
Series 2013-CR8 A5
3.612% 6/10/46t•	2,360,000	2,349,229
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37•	7,280,000	7,736,835
Credit Suisse Commercial Mortgage
Trust
Series 2006-C1 AAB
5.567% 2/15/39•	47,942	49,101
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46#	3,770,000	4,173,824
FREMF Mortgage Trust
Series 2011-K702 B 144A
4.936% 4/25/44#•	1,500,000	1,588,512
Series 2012-K21 B 144A
4.072% 7/25/45#•	2,290,000	2,128,770
Goldman Sach Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38•	2,143,711	2,185,580
Series 2005-GG4 A4A
4.751% 7/10/39	5,935,000	6,196,929
Goldman Sach Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38•	1,815,000	1,966,044
Series 2010-C1 A2 144A
4.592% 8/10/43#	3,090,000	3,367,970
Series 2010-C1 C 144A
5.635% 8/10/43#•	1,010,000	1,082,584

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage
Securities
Series 2011-C5 A3 4.171% 8/15/46	2,095,000	$2,206,362
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-LDP5 A4
5.368% 12/15/44•	2,685,000	2,877,649
Series 2006-LDP8 AM 5.44% 5/15/45	1,909,000	2,093,755
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	583,416	590,170
Series 2005-C3 B 4.895% 7/15/40•	700,000	723,346
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	360,708	362,975
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.378% 11/14/42•	3,465,000	3,476,913
Series 2007-T27 A4 5.815% 6/11/42•	1,982,000	2,239,234
Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36#	2,010,000	2,209,147
VNO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30#	5,735,000	5,396,474
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	1,470,000	1,384,071
Series 2013-C11 A5 3.071% 3/15/45	1,250,000	1,192,395
Series 2013-C14 A5 3.337% 6/15/46	2,820,000	2,731,593
Total Commercial Mortgage-Backed
Securities (cost $69,422,434)		69,817,341
CONVERTIBLE BONDS - 3.15%
Advanced Micro Devices 6.00% exercise
price $28.08, expiration date 4/30/15	1,396,000	1,453,585
Alaska Communications Systems Group
144A 6.25% exercise price $10.28,
expiration date 4/27/18#	1,285,000	1,113,131
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	1,371,000	1,452,403
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	1,475,000	1,591,156
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/12/27Φ	2,672,000	2,454,900
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	1,546,000	1,594,313
Blucora 144A 4.25% exercise price
$21.66, expiration date 3/29/19#	829,000	1,043,504
Chesapeake Energy 2.25% exercise
price $85.61, expiration date 12/14/38	509,000	467,008
Chesapeake Energy 2.50% exercise
price $50.90, expiration date 5/15/37	534,000	527,325
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18#	1,368,000	2,022,075
Clearwire Communications 144A 8.25%
exercise price $7.08, expiration date
11/30/40#	190,000	211,375
Dendreon 2.875% exercise price $51.24,
expiration date 1/13/16	1,529,000	978,560
Equinix 4.75% exercise price $84.32,
expiration date 6/15/16	501,000	1,127,250
General Cable 4.50% exercise price
$36.34, expiration date 11/15/29ϕ	1,980,000	2,243,588
Gilead Sciences 1.625% exercise price
$22.71, expiration date 5/1/16	651,000	1,803,680
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration date
3/12/32	1,713,000	2,290,067
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42ϕ	1,600,000	1,612,000
Iconix Brand Group 2.50% exercise price
$30.75, expiration date 5/31/16	782,000	965,281
Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16#	761,000	870,394
Intel 3.25% exercise price $21.94,
expiration date 8/1/39	1,033,000	1,280,925
Jefferies Group 3.875% exercise price
$45.62, expiration date 10/31/29	1,599,000	1,681,948
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration date
8/1/35	958,000	1,047,813
Lexington Realty Trust 144A 6.00%
exercise price $6.84, expiration date
1/11/30#	766,000	1,276,348
Liberty Interactive 144A 0.75% exercise
price $1,000.00, expiration date
3/30/43#	1,393,000	1,579,314
Liberty Interactive 144A 1.00% exercise
price $74.31, expiration date 9/28/43#	832,000	856,440
Linear Technology 3.00% exercise price
$41.46, expiration date 4/30/27	1,646,000	1,756,076
MGM Resorts International 4.25%
exercise price $18.58, expiration date
4/10/15	1,521,000	1,940,226
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15	475,000	1,378,984
Nuance Communications 2.75%
exercise price $32.30, expiration date
11/1/31	2,057,000	2,089,141
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17	2,666,000	2,612,680
Opko Health 144A 3.00% exercise price
$7.07, expiration date 1/28/33#	373,000	481,170
Owens-Brockway Glass Container 144A
3.00% exercise price $47.47,
expiration date 5/28/15#	1,580,000	1,642,213

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
Peabody Energy 4.75% exercise price
$57.95, expiration date 12/15/41*		902,000	$728,365
PHH 4.00% exercise price $25.80,
expiration date 8/27/14		2,344,000	2,559,355
Rovi 2.625% exercise price $47.36,
expiration date 2/10/40		768,000	775,680
Ryman Hospitality Properties 144A
3.75% exercise price $21.64,
expiration date 9/29/14#		746,000	1,205,723
SanDisk 1.50% exercise price $52.17,
expiration date 8/11/17		1,349,000	1,790,798
SBA Communications 4.00% exercise
price $30.38, expiration date 9/29/14		485,000	1,292,222
Steel Dynamics 5.125% exercise price
$17.17, expiration date 6/15/14		500,000	547,500
TIBCO Software 2.25% exercise price
$50.57, expiration date 4/30/32		2,314,000	2,361,726
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19		1,365,000	1,219,969
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date 7/15/43#		1,336,000	1,420,335
Vector Group 2.50% exercise price
$17.62, expiration date 1/14/19•		440,000	526,785
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		1,135,000	1,781,950
WellPoint 144A 2.75% exercise price
$75.31, expiration date 10/15/42#		897,000	1,146,478
Total Convertible Bonds
(cost $57,121,889)			62,801,759
CORPORATE BONDS - 48.72%
Automotive - 0.43%
American Axle & Manufacturing
6.25% 3/15/21		1,085,000	1,122,975
Chassix 144A 9.25% 8/1/18#		205,000	217,813
Chrysler Group 8.25% 6/15/21		850,000	956,250
Ford Motor 7.45% 7/16/31		2,320,000	2,838,822
Ford Motor Credit 12.00% 5/15/15		1,345,000	1,581,326
LKQ 144A 4.75% 5/15/23#		95,000	88,350
Meritor 6.75% 6/15/21		485,000	482,575
Tomkins 9.00% 10/1/18		304,000	332,880
TRW Automotive 144A 4.50% 3/1/21#		1,000,000	1,010,000
			8,630,991
Banking - 6.87%
Abbey National Treasury Services
3.05% 8/23/18		2,360,000	2,400,306
AgriBank 9.125% 7/15/19		2,085,000	2,711,244
Banco BTG Pactual 144A
4.00% 1/16/20#		1,840,000	1,651,400
Banco de Costa Rica 144A
5.25% 8/12/18#		2,025,000	2,056,388
Banco do Brasil 144A 3.75% 7/25/18#	EUR	2,130,000	2,902,462
Banco Santander Mexico 144A
4.125% 11/9/22#		2,630,000	2,419,600
Bancolombia 5.95% 6/3/21		1,195,000	1,218,900
Bank of America
3.875% 3/22/17		1,785,000	1,900,056
4.10% 7/24/23		1,715,000	1,707,756
5.20% 12/29/49•		2,780,000	2,446,400
Bank of New York Mellon
4.50% 12/31/49•		1,805,000	1,565,838
Barclays Bank 7.625% 11/21/22		2,135,000	2,121,656
BB&T 5.25% 11/1/19		10,782,000	12,098,385
BBVA Banco Continental 144A
3.25% 4/8/18#		2,295,000	2,249,100
BBVA U.S. Senior 4.664% 10/9/15		1,280,000	1,333,380
Citigroup
5.50% 9/13/25		2,020,000	2,082,016
6.25% 6/29/17	NZD	1,673,000	1,437,944
City National 5.25% 9/15/20		2,635,000	2,840,754
Credit Suisse 144A 6.50% 8/8/23#		2,520,000	2,555,184
Fifth Third Bancorp 5.10% 12/31/49•		2,805,000	2,447,363
Fifth Third Capital Trust IV
6.50% 4/15/37•		3,570,000	3,565,538
Goldman Sachs Group 3.375% 2/1/18	CAD	1,332,000	1,292,740
HBOS Capital Funding 144A
6.071% 6/29/49#•		2,220,000	2,183,925
HSBC Bank 144A 4.75% 1/19/21#		3,270,000	3,539,245
HSBC Holdings 4.00% 3/30/22		1,025,000	1,044,814
ING Bank 144A 5.80% 9/25/23#		3,365,000	3,405,030
JPMorgan Chase
2.92% 9/19/17	CAD	2,080,000	2,016,270
4.25% 11/2/18	NZD	4,220,000	3,328,424
5.15% 12/29/49•		850,000	748,000
5.625% 8/16/43		3,545,000	3,533,635
KeyBank 6.95% 2/1/28		4,255,000	5,134,160
Morgan Stanley
4.10% 5/22/23		5,095,000	4,761,471
7.375% 2/22/18	AUD	1,612,000	1,642,826
7.60% 8/8/17	NZD	2,564,000	2,260,541
National City Bank 0.628% 6/7/17•		1,905,000	1,873,962
PNC Bank 6.875% 4/1/18		5,710,000	6,842,447
PNC Financial Services Group
4.483% 5/29/49•		790,000	790,000
4.85% 5/29/49•		1,970,000	1,699,125
PNC Preferred Funding Trust II 144A
1.477% 3/31/49#•		2,500,000	2,162,500
Regions Financial 2.00% 5/15/18		2,700,000	2,623,641
Russian Agricultural Bank 144A
5.10% 7/25/18#		1,645,000	1,671,731
Santander Holdings USA 3.45% 8/27/18		1,620,000	1,656,329
Sberbank 144A 4.95% 2/7/17#		2,125,000	2,247,188
State Street 3.10% 5/15/23		2,850,000	2,663,693
SunTrust Bank 0.552% 8/24/15•		1,965,000	1,945,411

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
SVB Financial Group 5.375% 9/15/20		865,000	$954,776
Turkiye Halk Bankasi 144A
3.875% 2/5/20#		705,000	632,738
U.S. Bank 4.95% 10/30/14		1,755,000	1,839,937
USB Capital IX 3.50% 10/29/49•		7,105,000	5,470,850
USB Realty 144A 1.415% 12/22/49#•		300,000	258,000
VEB Finance
144A 5.375% 2/13/17#		1,600,000	1,697,600
144A 6.025% 7/5/22#		970,000	1,003,950
Wachovia 0.638% 10/15/16•		1,755,000	1,736,432
Wells Fargo 4.125% 8/15/23		1,835,000	1,800,319
Zions Bancorp
4.50% 3/27/17		1,895,000	1,991,300
4.50% 6/13/23		2,180,000	2,165,963
7.75% 9/23/14		550,000	583,398
			136,914,041
Basic Industry - 4.27%
AK Steel 7.625% 5/15/20		695,000	587,275
Alpek 144A 4.50% 11/20/22#		1,800,000	1,678,500
ArcelorMittal
6.125% 6/1/18		2,015,000	2,143,456
10.35% 6/1/19		2,685,000	3,315,975
Barrick Gold 4.10% 5/1/23		1,495,000	1,319,022
BHP Billiton Finance USA
5.00% 9/30/43		2,195,000	2,244,319
Cemex Espana Luxembourg 144A
9.25% 5/12/20#		2,284,000	2,466,720
CF Industries
6.875% 5/1/18		4,030,000	4,739,473
7.125% 5/1/20		1,165,000	1,367,637
Dow Chemical 8.55% 5/15/19		9,021,000	11,518,500
FMG Resources August 2006
144A 6.875% 4/1/22#		1,539,000	1,546,695
144A 7.00% 11/1/15#		875,000	904,531
Freeport-McMoRan Copper & Gold 144A
3.875% 3/15/23#		1,970,000	1,819,768
Georgia-Pacific 8.00% 1/15/24		5,225,000	6,730,631
Gerdau Trade 144A 4.75% 4/15/23#		2,240,000	1,999,200
Glencore Funding 144A 2.50% 1/15/19#		3,355,000	3,148,728
HD Supply
144A 7.50% 7/15/20#		578,000	600,398
11.00% 4/15/20		600,000	721,500
Headwaters 7.625% 4/1/19		1,585,000	1,672,175
International Paper
6.00% 11/15/41		3,500,000	3,753,628
7.50% 8/15/21		835,000	1,029,115
Kazatomprom Natsionalnaya Atomnaya
Kompaniya 144A 6.25% 5/20/15#		760,000	801,800
LyondellBasell Industries 5.75% 4/15/24		1,810,000	2,028,418
Mohawk Industries 6.375% 1/15/16		621,000	685,429
Norcraft 10.50% 12/15/15		715,000	742,706
Nortek 8.50% 4/15/21		1,380,000	1,507,650
Novelis 8.75% 12/15/20		1,380,000	1,521,450
Nucor 4.00% 8/1/23		1,190,000	1,166,970
Phosagro 144A 4.204% 2/13/18#		2,741,000	2,699,885
Plains Exploration & Production
6.50% 11/15/20		1,685,000	1,809,847
PolyOne 144A 5.25% 3/15/23#		760,000	722,000
Rio Tinto Finance USA 2.25% 12/14/18		1,650,000	1,628,827
Rock-Tenn
3.50% 3/1/20		1,020,000	1,010,022
4.00% 3/1/23		1,735,000	1,684,250
Rockwood Specialties Group
4.625% 10/15/20		680,000	686,800
Ryerson
9.00% 10/15/17		795,000	826,800
11.25% 10/15/18		330,000	342,375
Teck Resources 3.75% 2/1/23		1,715,000	1,581,729
TPC Group 144A 8.75% 12/15/20#		615,000	631,913
U.S. Coatings Acquisition 144A
7.375% 5/1/21#		1,065,000	1,118,250
Uralkali OJSC 144A 3.723% 4/30/18#*		1,190,000	1,131,670
Vale Overseas 5.625% 9/15/19		900,000	981,753
Vedanta Resources 144A
6.00% 1/31/19#		1,565,000	1,494,575
Weyerhaeuser 4.625% 9/15/23		2,940,000	3,001,787
			85,114,152
Brokerage - 0.42%
Jefferies Group
5.125% 1/20/23		1,515,000	1,529,702
6.45% 6/8/27		878,000	899,950
6.50% 1/20/43		570,000	565,727
Lazard Group 6.85% 6/15/17		4,829,000	5,478,008
			8,473,387
Capital Goods - 1.22%
Accudyne Industries 144A
7.75% 12/15/20#		300,000	309,750
Ardagh Packaging Finance 144A
7.00% 11/15/20#		965,000	931,225
Ball 4.00% 11/15/23		1,225,000	1,105,563
Berry Plastics 9.75% 1/15/21		1,155,000	1,339,800
Cemex
144A 5.018% 10/15/18#•		1,040,000	1,048,424
144A 9.50% 6/15/18#		650,000	723,125
Consolidated Container 144A
10.125% 7/15/20#		635,000	682,625
Crown Americas 144A 4.50% 1/15/23#		455,000	418,600
GE Capital Canada Funding
2.42% 5/31/18	CAD	234,000	223,127
General Electric Capital 4.208% 12/6/21	SEK	2,000,000	314,073
Ingersoll-Rand Global Holding 144A
4.25% 6/15/23#		4,675,000	4,651,906
Milacron 144A 7.75% 2/15/21#		760,000	788,500

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
Plastipak Holdings 144A
10.625% 8/15/19#		873,000	$994,369
Reynolds Group Issuer
5.75% 10/15/20		505,000	509,419
9.00% 4/15/19		3,065,000	3,233,575
Sealed Air 144A 6.50% 12/1/20#		920,000	968,300
TransDigm
144A 7.50% 7/15/21#		895,000	966,600
7.50% 7/15/21		10,000	10,800
URS
144A 4.35% 4/1/17#		365,000	373,255
144A 5.50% 4/1/22#		1,340,000	1,350,471
Votorantim Cimentos 144A
7.25% 4/5/41#		3,225,000	2,971,031
Voto-Votorantim Overseas Trading
Operations 144A 6.625% 9/25/19#		315,000	346,500
			24,261,038
Communications - 6.39%
AMC Networks 4.75% 12/15/22		1,025,000	963,500
America Movil
1.256% 9/12/16•		2,085,000	2,086,510
5.00% 3/30/20		2,720,000	2,938,071
American Tower Trust I
144A 1.551% 3/15/18#		955,000	932,746
144A 3.07% 3/15/23#		2,385,000	2,265,502
Bell Canada 3.35% 3/22/23	CAD	3,826,000	3,445,759
Brasil Telecom 144A 5.75% 2/10/22#		1,286,000	1,138,110
CC Holdings GS V 3.849% 4/15/23		1,690,000	1,526,891
CCO Holdings
5.25% 9/30/22		1,125,000	1,046,250
7.375% 6/1/20		220,000	238,700
CenturyLink 5.80% 3/15/22		3,230,000	3,060,425
Clear Channel Worldwide Holdings
7.625% 3/15/20		1,260,000	1,306,350
Clearwire Communications 144A
12.00% 12/1/15#		974,000	1,021,482
Columbus International 144A
11.50% 11/20/14#		2,785,000	3,007,800
COX Communications 144A
3.25% 12/15/22#		4,835,000	4,301,874
Crown Castle Towers 144A
4.883% 8/15/20#		9,485,000	10,079,966
CSC Holdings 6.75% 11/15/21		455,000	489,125
Digicel
144A 6.00% 4/15/21#		1,145,000	1,079,163
144A 8.25% 9/1/17#		185,000	192,631
Digicel Group
144A 8.25% 9/30/20#		915,000	951,600
144A 10.50% 4/15/18#		885,000	960,225
DISH DBS
5.875% 7/15/22		600,000	594,000
7.875% 9/1/19		462,000	528,990
Equinix
4.875% 4/1/20		567,000	552,825
5.375% 4/1/23		383,000	363,850
Hughes Satellite Systems
7.625% 6/15/21		485,000	525,013
Intelsat Jackson Holdings 144A
5.50% 8/1/23#		1,085,000	1,019,900
Intelsat Luxembourg
144A 7.75% 6/1/21#		1,045,000	1,085,494
144A 8.125% 6/1/23#		895,000	947,581
Lamar Media 5.00% 5/1/23		1,085,000	1,011,763
Level 3 Communications
11.875% 2/1/19		610,000	704,550
Level 3 Financing 10.00% 2/1/18		930,000	999,750
MDC Partners 144A 6.75% 4/1/20#		1,030,000	1,048,025
MetroPCS Wireless 6.625% 11/15/20		655,000	681,200
Millicom International Cellular 144A
4.75% 5/22/20#		1,360,000	1,268,200
MTS International Funding 144A
8.625% 6/22/20#*		1,605,000	1,883,869
Myriad International Holdings
144A 6.00% 7/18/20#		825,000	870,375
144A 6.375% 7/28/17#		2,395,000	2,616,538
Nara Cable Funding 144A
8.875% 12/1/18#		1,770,000	1,876,200
News America 144A 4.00% 10/1/23#		650,000	652,007
Qtel International Finance 144A
3.25% 2/21/23#		1,575,000	1,433,565
Qwest 6.75% 12/1/21		1,725,000	1,855,436
SBA Tower Trust 144A 2.24% 4/16/18#		1,800,000	1,779,225
SES 144A 3.60% 4/4/23#		4,420,000	4,183,994
Sinclair Television Group
5.375% 4/1/21		1,170,000	1,117,350
6.125% 10/1/22		465,000	463,838
Sirius XM Radio 144A 4.625% 5/15/23#		1,125,000	1,029,375
Sprint
144A 7.25% 9/15/21#		460,000	465,750
144A 7.875% 9/15/23#		355,000	362,988
Sprint Capital 6.90% 5/1/19		1,045,000	1,078,963
Sprint Nextel
6.00% 12/1/16		565,000	600,313
8.375% 8/15/17		665,000	754,775
TBG Global PTE 144A 4.625% 4/3/18#		1,430,000	1,354,925
Telefonica Chile 144A
3.875% 10/12/22#		2,900,000	2,588,961
Telefonica Emisiones
3.192% 4/27/18		5,570,000	5,501,651
5.289% 12/9/22	GBP	550,000	898,805
Telemar Norte Leste 144A
5.50% 10/23/20#		2,245,000	1,998,050
Telesat Canada 144A 6.00% 5/15/17#		760,000	793,250

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Time Warner Cable
5.85% 5/1/17	580,000	$631,254
8.25% 4/1/19	3,485,000	4,038,777
Univision Communications
144A 5.125% 5/15/23#	1,830,000	1,761,375
144A 6.75% 9/15/22#	1,120,000	1,187,200
UPC Holding 144A 9.875% 4/15/18#	590,000	643,100
UPCB Finance III 144A 6.625% 7/1/20#	1,870,000	1,991,550
Verizon Communications
5.15% 9/15/23	4,280,000	4,596,228
6.40% 9/15/33	4,165,000	4,638,802
VimpelCom 144A 7.748% 2/2/21#	2,158,000	2,330,640
Virgin Media Finance
144A 6.375% 4/15/23#*	230,000	230,000
8.375% 10/15/19	568,000	617,700
Virgin Media Secured Finance
6.50% 1/15/18	7,925,000	8,271,719
Vivendi
144A 3.45% 1/12/18#	1,700,000	1,721,216
144A 6.625% 4/4/18#	2,050,000	2,320,707
Wind Acquisition Finance
144A 7.25% 2/15/18#	200,000	208,000
144A 11.75% 7/15/17#	680,000	723,350
Windstream
7.50% 4/1/23	305,000	302,713
144A 7.75% 10/1/21#	600,000	622,500
		127,360,855
Consumer Cyclical - 2.90%
Amazon.com 2.50% 11/29/22	4,650,000	4,246,338
Cummins 3.65% 10/1/23	2,870,000	2,895,342
Daimler Finance North America 144A
2.25% 7/31/19#	2,595,000	2,544,141
Dave & Buster’s 11.00% 6/1/18	350,000	388,500
Delphi 6.125% 5/15/21	1,865,000	2,046,838
eBay 4.00% 7/15/42	2,605,000	2,210,673
Ford Motor Credit
5.75% 2/1/21	685,000	758,624
5.875% 8/2/21	2,300,000	2,560,804
General Motors 144A 3.50% 10/2/18#	1,865,000	1,869,663
Hanesbrands 6.375% 12/15/20	1,070,000	1,158,275
Historic TW 6.875% 6/15/18	5,675,000	6,821,010
Home Depot 3.75% 2/15/24	2,705,000	2,743,311
Host Hotels & Resorts
3.75% 10/15/23	1,030,000	955,368
4.75% 3/1/23	2,060,000	2,073,367
5.25% 3/15/22	1,220,000	1,268,435
5.875% 6/15/19	905,000	977,533
Hyundai Capital America 144A
2.125% 10/2/17#	1,545,000	1,542,669
International Game Technology
5.35% 10/15/23	2,295,000	2,348,962
Levi Strauss
6.875% 5/1/22	890,000	947,850
7.625% 5/15/20	320,000	346,400
Marriott International 3.375% 10/15/20	1,640,000	1,637,194
QVC 4.375% 3/15/23	5,305,000	4,942,923
Rite Aid 9.25% 3/15/20	895,000	1,020,300
SACI Falabella 144A 3.75% 4/30/23#	1,820,000	1,628,900
Sally Holdings 5.75% 6/1/22	905,000	911,788
Tenedora Nemak 144A 5.50% 2/28/23#	1,765,000	1,672,338
Western Union
2.875% 12/10/17	900,000	920,356
3.65% 8/22/18	1,510,000	1,568,577
Wyndham Worldwide
4.25% 3/1/22	1,045,000	1,030,993
5.625% 3/1/21	1,610,000	1,741,732
		57,779,204
Consumer Non-Cyclical - 3.63%
Anadolu Efes Biracilik Ve Malt Sanayii
144A 3.375% 11/1/22#	1,225,000	1,007,563
BFF International 144A 7.25% 1/28/20#	900,000	999,000
Boston Scientific
2.65% 10/1/18	1,370,000	1,372,193
6.00% 1/15/20	2,770,000	3,172,146
BRF 144A 5.875% 6/6/22#	2,000,000	1,995,000
CareFusion
144A 3.30% 3/1/23#	2,025,000	1,900,683
6.375% 8/1/19	8,080,000	9,264,964
Celgene
3.95% 10/15/20	2,215,000	2,277,727
4.00% 8/15/23	1,560,000	1,557,116
Coca-Cola Icecek 144A 4.75% 10/1/18#	1,685,000	1,702,069
Constellation Brands
3.75% 5/1/21	165,000	152,831
6.00% 5/1/22	1,135,000	1,214,450
Cosan Luxembourg 144A
5.00% 3/14/23#	1,585,000	1,430,463
Covidien International Finance
2.95% 6/15/23	1,950,000	1,843,491
Del Monte 7.625% 2/15/19	940,000	979,950
Edwards Lifesciences 2.875% 10/15/18	2,765,000	2,757,319
Energizer Holdings 4.70% 5/24/22	4,055,000	4,117,479
ESAL 144A 6.25% 2/5/23#	2,855,000	2,533,813
Fomento Economico Mexicano
4.375% 5/10/43	1,640,000	1,354,842
Jarden
6.125% 11/15/22	680,000	708,050
7.50% 1/15/20	365,000	397,394
Korea Expressway 144A
1.875% 10/22/17#	2,035,000	1,992,143
Laboratory Corp. of America Holdings
2.20% 8/23/17	2,075,000	2,077,704
Mylan 144A 3.125% 1/15/23#	1,245,000	1,134,641

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
NBTY 9.00% 10/1/18	615,000	$678,038
Pernod-Ricard 144A 5.75% 4/7/21#	5,455,000	6,094,462
Quest Diagnostics 4.70% 4/1/21	1,495,000	1,582,812
Scotts Miracle-Gro 6.625% 12/15/20	540,000	576,450
Smithfield Foods 6.625% 8/15/22	945,000	976,894
Spectrum Brands Escrow 144A
6.375% 11/15/20#	980,000	1,024,100
Want Want China Finance 144A
1.875% 5/14/18#	1,270,000	1,215,749
Yale University 2.90% 10/15/14	1,760,000	1,806,154
Zimmer Holdings
3.375% 11/30/21	2,700,000	2,640,047
4.625% 11/30/19	3,610,000	3,945,004
Zoetis 144A 3.25% 2/1/23#	4,050,000	3,863,315
		72,346,056
Electric - 4.30%
Ameren Illinois 9.75% 11/15/18	5,810,000	7,799,605
American Transmission Systems 144A
5.25% 1/15/22#	4,370,000	4,712,591
CenterPoint Energy 5.95% 2/1/17	2,215,000	2,514,052
CMS Energy 6.25% 2/1/20	1,695,000	1,956,154
ComEd Financing III 6.35% 3/15/33	2,015,000	1,934,400
Duquesne Light Holdings
5.50% 8/15/15	1,076,000	1,148,742
Electricite de France 144A
5.25% 12/29/49#•	2,830,000	2,681,731
Enel 144A 8.75% 9/24/73#•	1,220,000	1,234,413
Entergy Louisiana 4.05% 9/1/23	3,965,000	4,068,423
Exelon Generation 4.25% 6/15/22	4,200,000	4,142,027
FPL Group Capital
6.35% 10/1/66•	5,200,000	5,255,541
6.65% 6/15/67•	195,000	199,062
Great Plains Energy
4.85% 6/1/21	1,675,000	1,791,763
5.292% 6/15/22Φ	3,250,000	3,515,499
Indiana Michigan Power 3.20% 3/15/23	1,455,000	1,381,514
Integrys Energy Group 6.11% 12/1/66•	3,215,000	3,249,458
Ipalco Enterprises 5.00% 5/1/18	1,370,000	1,428,225
Jersey Central Power & Light 144A
4.70% 4/1/24#	245,000	248,579
LG&E & KU Energy
3.75% 11/15/20	2,630,000	2,667,341
4.375% 10/1/21	3,695,000	3,834,553
Narragansett Electric 144A
4.17% 12/10/42#	1,415,000	1,266,141
National Rural Utilities Cooperative
Finance 4.75% 4/30/43•	2,790,000	2,587,725
NextEra Energy Capital Holdings
3.625% 6/15/23	1,210,000	1,151,049
NV Energy 6.25% 11/15/20	2,815,000	3,290,301
Pennsylvania Electric 5.20% 4/1/20	3,195,000	3,461,329
PPL Capital Funding 6.70% 3/30/67•	1,330,000	1,357,645
Public Service Oklahoma 5.15% 12/1/19	3,595,000	4,090,704
Puget Energy 6.00% 9/1/21	1,065,000	1,163,465
Puget Sound Energy 6.974% 6/1/67•	4,314,000	4,495,939
SCANA 4.125% 2/1/22	2,260,000	2,210,431
Wisconsin Energy 6.25% 5/15/67•	4,880,000	4,981,592
		85,819,994
Energy - 4.97%
AmeriGas Finance 6.75% 5/20/20	180,000	192,150
AmeriGas Partners 6.50% 5/20/21	349,000	361,215
Antero Resources Finance
6.00% 12/1/20	295,000	299,425
BP Capital Markets 3.994% 9/26/23	2,350,000	2,373,486
Bristow Group 6.25% 10/15/22	815,000	850,656
Chesapeake Energy
5.375% 6/15/21	135,000	135,338
5.75% 3/15/23	1,590,000	1,601,925
CNOOC Curtis Funding 144A
4.50% 10/3/23#	1,225,000	1,235,229
CNOOC Finance 2012 144A
3.875% 5/2/22#	1,200,000	1,171,924
Comstock Resources 7.75% 4/1/19	440,000	457,600
Continental Resources 4.50% 4/15/23	785,000	774,206
Ecopetrol
4.25% 9/18/18	760,000	783,750
7.625% 7/23/19	2,306,000	2,738,375
Gazprom 144A 4.95% 5/23/16#	935,000	988,763
Gazprom Neft 144A 4.375% 9/19/22#	3,005,000	2,779,625
Halcon Resources 8.875% 5/15/21	895,000	921,850
Halliburton 3.50% 8/1/23	2,930,000	2,910,099
Hercules Offshore
144A 8.75% 7/15/21#	300,000	319,500
144A 10.50% 10/15/17#	1,345,000	1,430,744
IPIC GMTN 144A 5.50% 3/1/22#	1,088,000	1,194,080
KazMunayGas National 144A
9.125% 7/2/18#	2,160,000	2,654,100
Key Energy Services 6.75% 3/1/21	920,000	915,400
Kodiak Oil & Gas 8.125% 12/1/19	910,000	998,725
Korea Gas 144A 2.875% 7/29/18#	2,110,000	2,111,019
Linn Energy
6.50% 5/15/19	210,000	202,650
144A 6.75% 11/1/19#	450,000	426,375
8.625% 4/15/20	505,000	524,569
Lukoil International Finance
6.125% 11/9/20	3,480,000	3,723,600
Midstates Petroleum 144A
9.25% 6/1/21#	855,000	848,588
Murphy Oil USA 144A 6.00% 8/15/23#	705,000	705,000
Nabors Industries 144A 5.10% 9/15/23#	1,905,000	1,938,823
Newfield Exploration 5.625% 7/1/24	1,905,000	1,852,613
Noble Holding International
3.95% 3/15/22	2,770,000	2,676,651
ONGC Videsh 2.50% 5/7/18	2,150,000	1,998,941

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Pacific Rubiales Energy 144A
7.25% 12/12/21#	1,705,000	$1,798,775
PDC Energy 7.75% 10/15/22	400,000	426,000
Pertamina Persero
144A 4.30% 5/20/23#	440,000	378,400
144A 4.875% 5/3/22#	1,055,000	957,413
Petrobras Global Finance
2.408% 1/15/19•	460,000	452,410
3.00% 1/15/19	2,670,000	2,517,596
Petrobras International Finance
5.375% 1/27/21	3,242,000	3,273,075
Petrohawk Energy 7.25% 8/15/18	3,185,000	3,463,688
Petroleos de Venezuela 9.00% 11/17/21	3,077,000	2,523,140
Petroleos Mexicanos
2.286% 7/18/18•	1,455,000	1,502,288
3.50% 7/18/18	975,000	989,625
3.50% 1/30/23	530,000	483,080
6.50% 6/2/41	985,000	1,025,757
Pride International 6.875% 8/15/20	8,765,000	10,460,528
PTT Exploration & Production 144A
3.707% 9/16/18#	1,845,000	1,865,380
Range Resources
5.75% 6/1/21	390,000	411,450
8.00% 5/15/19	482,000	519,958
Regency Energy Partners 144A
4.50% 11/1/23#	1,455,000	1,324,050
Rosetta Resources 5.625% 5/1/21	1,590,000	1,518,450
Samson Investment 144A
10.25% 2/15/20#	1,055,000	1,123,575
SandRidge Energy
7.50% 3/15/21	360,000	365,400
8.125% 10/15/22	1,100,000	1,116,500
Sinopec Capital 2013 144A
1.875% 4/24/18#	1,125,000	1,095,341
Suburban Propane Partners
7.375% 8/1/21	340,000	365,500
Talisman Energy 5.50% 5/15/42	5,200,000	4,861,615
Total Capital 2.125% 8/10/18	3,960,000	4,000,234
Woodside Finance
144A 8.125% 3/1/14#	1,300,000	1,336,084
144A 8.75% 3/1/19#	3,000,000	3,830,610
		99,082,916
Finance Companies - 1.78%
CDP Financial
144A 4.40% 11/25/19#	4,590,000	5,099,164
144A 5.60% 11/25/39#	3,200,000	3,663,930
CME Group 5.30% 9/15/43	1,345,000	1,392,629
E*TRADE Financial 6.375% 11/15/19	1,260,000	1,348,200
General Electric Capital
2.10% 12/11/19	795,000	782,943
144A 3.80% 6/18/19#	1,555,000	1,628,538
4.375% 9/16/20	4,085,000	4,352,584
General Electric Capital
6.00% 8/7/19	3,900,000	4,544,440
6.25% 12/15/49•	2,100,000	2,129,604
7.125% 12/15/49•	1,400,000	1,528,381
International Lease Finance
5.875% 4/1/19	815,000	852,585
6.25% 5/15/19	1,898,000	2,002,390
8.25% 12/15/20	795,000	908,288
8.75% 3/15/17	950,000	1,094,875
Nuveen Investments 144A
9.50% 10/15/20#	1,995,000	1,960,088
Temasek Financial I 144A
2.375% 1/23/23#	2,365,000	2,170,450
		35,459,089
Healthcare - 0.60%
Accellent 8.375% 2/1/17	635,000	664,369
Air Medical Group Holdings
9.25% 11/1/18	864,000	933,120
Alere 7.25% 7/1/18	240,000	260,400
Biomet
6.50% 8/1/20	720,000	747,000
6.50% 10/1/20	215,000	219,031
Community Health Systems
8.00% 11/15/19	460,000	484,725
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22#	965,000	993,950
HCA 7.50% 2/15/22	1,275,000	1,402,500
HCA Holdings
6.25% 2/15/21	706,000	719,238
7.75% 5/15/21	1,405,000	1,498,081
MultiPlan 144A 9.875% 9/1/18#	1,390,000	1,542,900
Mylan 144A 6.00% 11/15/18#	630,000	679,225
Radnet Management 10.375% 4/1/18	570,000	605,625
Tenet Healthcare 8.00% 8/1/20	380,000	403,750
Valeant Pharmaceuticals International
144A 6.375% 10/15/20#	635,000	663,575
144A 7.00% 10/1/20#	185,000	197,025
		12,014,514
Insurance - 2.08%
Allstate 5.75% 8/15/53•	2,380,000	2,324,963
American International Group
4.125% 2/15/24	1,115,000	1,118,105
6.40% 12/15/20	215,000	253,733
8.25% 8/15/18	2,815,000	3,517,103
Chubb 6.375% 3/29/67•	3,000,000	3,232,500
Highmark
144A 4.75% 5/15/21#	1,235,000	1,169,660
144A 6.125% 5/15/41#	515,000	487,367
Hockey Merger Sub 2 144A
7.875% 10/1/21#	945,000	950,906
ING Groep 5.775% 12/29/49*•	815,000	829,263
ING U.S. 2.90% 2/15/18	2,780,000	2,794,189

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
ING US 5.65% 5/15/53•	2,095,000	$1,922,730
Liberty Mutual Group
144A 4.25% 6/15/23#	1,740,000	1,700,370
144A 4.95% 5/1/22#	1,930,000	1,999,202
144A 6.50% 5/1/42#	1,293,000	1,400,033
144A 7.00% 3/15/37#•	790,000	805,800
MetLife
6.40% 12/15/36	75,000	76,219
6.817% 8/15/18	225,000	272,518
MetLife Capital Trust X 144A
9.25% 4/8/38#	3,120,000	3,978,000
Metropolitan Life Global Funding I 144A
3.00% 1/10/23#	2,720,000	2,569,138
Prudential Financial
3.875% 1/14/15	1,020,000	1,060,543
4.50% 11/15/20	785,000	844,691
5.625% 6/15/43•	1,745,000	1,652,306
6.00% 12/1/17	1,880,000	2,181,646
XL Group 6.50% 12/29/49•	1,895,000	1,823,938
ZFS Finance USA Trust II 144A
6.45% 12/15/65#•	2,275,000	2,417,188
		41,382,111
Natural Gas - 2.58%
El Paso Pipeline Partners Operating
6.50% 4/1/20	3,645,000	4,209,713
Enbridge Energy Enbridge
4.00% 10/1/23	1,385,000	1,389,282
Enbridge Energy Partners
8.05% 10/1/37•	4,085,000	4,604,351
Energy Transfer Partners
3.60% 2/1/23	2,050,000	1,913,263
4.15% 10/1/20	1,900,000	1,955,552
5.95% 10/1/43	2,065,000	2,057,161
9.70% 3/15/19	2,159,000	2,764,172
Enterprise Products Operating
7.034% 1/15/68•	4,750,000	5,289,301
9.75% 1/31/14	2,840,000	2,922,658
Kinder Morgan Energy Partners
4.15% 2/1/24	930,000	914,448
9.00% 2/1/19	3,840,000	4,919,558
NiSource Finance
3.85% 2/15/23	570,000	558,021
4.80% 2/15/44	2,150,000	1,932,717
5.80% 2/1/42	2,255,000	2,345,058
Plains All American Pipeline
8.75% 5/1/19	3,435,000	4,404,780
TransCanada PipeLines
6.35% 5/15/67•	5,835,000	6,026,260
Williams Partners 7.25% 2/1/17	2,765,000	3,221,759
		51,428,054
Real Estate - 2.00%
Alexandria Real Estate Equities
3.90% 6/15/23	500,000	470,501
4.60% 4/1/22	2,980,000	3,000,005
BRE Properties 3.375% 1/15/23	2,220,000	2,065,335
Corporate Office Properties
3.60% 5/15/23	1,715,000	1,557,608
5.25% 2/15/24	1,720,000	1,768,760
DDR
4.625% 7/15/22	800,000	815,974
4.75% 4/15/18	2,200,000	2,377,089
7.50% 4/1/17	1,060,000	1,239,213
7.875% 9/1/20	1,810,000	2,218,454
Digital Realty Trust
5.25% 3/15/21	2,985,000	3,142,244
5.875% 2/1/20	2,105,000	2,318,375
Duke Realty 3.625% 4/15/23	1,700,000	1,584,154
Liberty Property 4.40% 2/15/24	1,850,000	1,848,198
National Retail Properties
3.30% 4/15/23	1,725,000	1,570,682
3.80% 10/15/22	445,000	425,517
ProLogis 4.25% 8/15/23	3,060,000	3,049,559
Regency Centers
4.80% 4/15/21	1,960,000	2,063,410
5.875% 6/15/17	575,000	641,111
UDR
3.70% 10/1/20	925,000	931,099
4.625% 1/10/22	2,620,000	2,712,758
WEA Finance 144A 4.625% 5/10/21#	2,235,000	2,361,398
Weingarten Realty Investors
3.50% 4/15/23	1,865,000	1,737,874
		39,899,318
Services - 0.85%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#	685,000	727,813
144A 10.75% 10/15/19#	1,775,000	1,792,750
Ameristar Casinos 7.50% 4/15/21	1,175,000	1,283,688
Avis Budget Car Rental 5.50% 4/1/23	1,025,000	953,250
DigitalGlobe 144A 5.25% 2/1/21#	675,000	648,000
FTI Consulting 6.75% 10/1/20	670,000	711,875
Geo Group 144A 5.125% 4/1/23#	200,000	184,000
H&E Equipment Services 7.00% 9/1/22	1,110,000	1,187,700
M/I Homes 8.625% 11/15/18	1,010,000	1,090,800
MGM Resorts International
6.75% 10/1/20	750,000	789,375
7.75% 3/15/22	315,000	342,956
11.375% 3/1/18	1,800,000	2,299,500
PHH 7.375% 9/1/19	690,000	727,950
Ryland Group 8.40% 5/15/17	1,088,000	1,259,360
United Rentals North America
6.125% 6/15/23	395,000	398,950
10.25% 11/15/19	975,000	1,106,625

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Services (continued)
Wynn Las Vegas
144A 4.25% 5/30/23#	705,000	$647,719
7.75% 8/15/20	675,000	761,063
		16,913,374
Technology - 2.17%
Apple 2.40% 5/3/23	4,360,000	3,954,895
Avaya 144A 7.00% 4/1/19#	650,000	611,000
Baidu 3.25% 8/6/18	3,900,000	3,907,972
BMC Software Finance 144A
8.125% 7/15/21#	705,000	734,963
Broadridge Financial Solutions
3.95% 9/1/20	1,350,000	1,365,243
EMC 2.65% 6/1/20	655,000	649,361
Fidelity National Information Services
3.50% 4/15/23	2,345,000	2,113,565
First Data
11.25% 3/31/16*	570,000	572,850
144A 11.25% 1/15/21#	745,000	782,250
GXS Worldwide 9.75% 6/15/15	2,105,000	2,166,834
Infor US 9.375% 4/1/19	245,000	275,013
Jabil Circuit 7.75% 7/15/16	330,000	375,375
Microsoft 2.125% 11/15/22	2,100,000	1,914,503
National Semiconductor 6.60% 6/15/17	4,745,000	5,553,852
NetApp
2.00% 12/15/17	1,330,000	1,310,700
3.25% 12/15/22	1,985,000	1,826,180
NXP Funding
144A 3.75% 6/1/18#	320,000	313,600
144A 5.75% 3/15/23#	675,000	669,938
Samsung Electronics America 144A
1.75% 4/10/17#	3,005,000	3,001,538
Seagate HDD Cayman 144A
4.75% 6/1/23#	640,000	619,200
Symantec 4.20% 9/15/20	2,290,000	2,360,681
Tencent Holdings 144A 3.375% 3/5/18#	2,405,000	2,439,139
Total System Services
2.375% 6/1/18	755,000	737,347
3.75% 6/1/23	2,620,000	2,429,851
VeriSign 144A 4.625% 5/1/23#	790,000	746,550
Xerox 6.35% 5/15/18	1,555,000	1,787,756
		43,220,156
Transportation - 0.95%
Brambles USA
144A 3.95% 4/1/15#	965,000	999,815
144A 5.35% 4/1/20#	910,000	986,023
Burlington Northern Santa Fe
5.15% 9/1/43	3,385,000	3,417,147
DP World Sukuk 144A 6.25% 7/2/17#	1,800,000	1,975,500
ERAC USA Finance 144A
5.25% 10/1/20#	6,355,000	7,063,735
Norfolk Southern 4.80% 8/15/43	1,570,000	1,531,716
United Parcel Service 5.125% 4/1/19	2,505,000	2,880,209
		18,854,145
Utilities - 0.31%
AES
4.875% 5/15/23	450,000	423,000
7.375% 7/1/21	294,000	324,870
8.00% 6/1/20	616,000	705,320
Elwood Energy 8.159% 7/5/26	645,428	680,927
Eskom Holdings 144A 6.75% 8/6/23#	1,620,000	1,672,974
GenOn Americas Generation
8.50% 10/1/21	931,000	991,515
GenOn Energy 9.875% 10/15/20	850,000	941,375
NRG Energy 7.875% 5/15/21	465,000	499,875
		6,239,856
Total Corporate Bonds
(cost $955,811,062)		971,193,251

MUNICIPAL BONDS - 0.90%
California Statewide Communities
Development Authority (Kaiser
Permanente)
Series A 5.00% 4/1/42	1,510,000	1,515,708
Fairfax County, Virginia
Series B 5.00% 4/1/24	970,000	1,171,372
Georgia
Series D 5.00% 2/1/23	1,400,000	1,696,352
Golden State, California Tobacco
Securitization Corporation Settlement
Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	2,315,000	1,622,028
Series A-1 5.75% 6/1/47	2,735,000	2,109,615
Grand Parkway, Texas Transportation
Subordinated Tier Toll Revenue
Series B 5.00% 4/1/53	1,715,000	1,683,101
Maryland Local Facilities
Second Series A 5.00% 8/1/21	1,055,000	1,272,731
New Jersey State Transportation Trust
Fund Authority (Transportation System
Program)
Series A 5.00% 6/15/42	350,000	356,157
Series AA 5.00% 6/15/44	1,105,000	1,123,630
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York City Recovery) Series 13
5.00% 11/1/22	1,015,000	1,207,190
New York City, New York
Series I 5.00% 8/1/22	745,000	875,517
North Carolina
Series C 5.00% 5/1/22	1,010,000	1,221,120
Oregon State Taxable Pension
5.892% 6/1/27	5,000	5,997

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
MUNICIPAL BONDS (continued)
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series A 5.00% 3/1/22	530,000	$640,044
Texas A&M University
Series D 5.00% 5/15/22	215,000	257,961
Series D 5.00% 5/15/23	230,000	276,936
Texas Private Activity Bond Surface
Transportation Revenue Bond (Senior
Lien Note Mobility)
6.75% 6/30/43 (AMT)	780,000	811,964
Total Municipal Bonds
(cost $17,824,748)		17,847,423
NON-AGENCY ASSET-BACKED SECURITIES - 1.53%
Ally Master Owner Trust
Series 2011-1 A1 1.052% 1/15/16•	2,200,000	2,203,397
Series 2013-2 A 0.632% 4/15/18•	2,300,000	2,294,715
Avis Budget Rental Car Funding AESOP
Series 2011-2A A 144A
2.37% 11/20/14#	1,550,000	1,572,136
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18#	1,135,000	1,132,307
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	2,485,000	2,879,911
CenterPoint Energy Transition Bond
Series 2012-1 A2 2.161% 10/15/21	1,355,000	1,356,234
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32	60,231	60,264
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	572,000	655,971
Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36•	1,180,770	1,178,013
Series 2006-3 A5 5.948% 11/25/36•	1,800,000	1,712,585
Discover Card Execution Note Trust
Series 2012-A1 A1 0.81% 8/15/17	2,180,000	2,188,666
Enterprise Fleet Financing
Series 2012-1 A2 144A
1.14% 11/20/17#	590,472	591,517
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43#	626,778	623,235
GE Capital Credit Card Master Note
Trust
Series 2012-2 A 2.22% 1/15/22	1,060,000	1,063,150
Series 2012-6 A 1.36% 8/17/20	1,795,000	1,775,291
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17#	985,000	985,597
Great America Leasing Receivables
Series 2013-1 B 144A
1.44% 5/15/18#	205,000	203,058
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A
1.06% 11/15/17#	5,400,000	5,420,855
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35#•	46,144	46,378
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	12,462	13,304
Residential Asset Securities
Series 2006-KS3 AI3
0.349% 4/25/36•	10,237	10,150
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.582% 10/15/15#•	1,510,000	1,520,735
Trinity Rail Leasing
Series 2012-1A A1 144A
2.266% 1/15/43#	1,030,238	1,012,546
Total Non-Agency Asset-Backed
Securities
(cost $29,985,263)		30,500,015
NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.30%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35	189,771	189,488
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	198,409	203,477
Series 2005-3 2A1 5.50% 4/25/20	27,864	29,091
Series 2005-6 7A1 5.50% 7/25/20	191,102	198,409
ChaseFlex Trust
Series 2006-1 A4 5.386% 6/25/36•	1,490,000	1,259,895
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	190,281	190,559
Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
4.114% 8/25/34•	109,058	109,095
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1
2.815% 5/25/33t•	180	181
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
3.169% 1/25/36•	269,256	232,335
JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.207% 4/25/36•	373,123	327,003
MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33•	13,364	13,515
Series 2005-6 7A1 5.195% 6/25/35•	239,688	223,789

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WaMu Alternative Mortgage
Pass-Through Certificates
Series 2005-1 5A2 6.00% 3/25/35t		115,918	$67,577
Washington Mutual Mortgage Pass
Through Certificates
Series 2006-AR14 2A1
4.748% 11/25/36t•		1,290,437	1,080,250
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36		660,442	653,267
Series 2006-3 A11 5.50% 3/25/36		629,687	640,931
Series 2006-AR5 2A1 2.64% 4/25/36•		509,813	465,221
Total Non-Agency Collateralized
Mortgage Obligations
(cost $5,424,727)			5,884,083
REGIONAL BONDS - 1.00%Δ
Australia - 1.00%
New South Wales Treasury
3.75% 11/20/20	AUD	1,871,000	2,193,616
6.00% 3/1/22	AUD	4,616,000	4,813,921
Queensland Treasury 4.25% 7/21/23	AUD	1,879,000	1,681,899
Victoria Treasury
5.50% 12/17/24	AUD	2,479,000	2,491,033
6.00% 10/17/22	AUD	8,314,000	8,689,416
Total Regional Bonds
(cost $22,380,203)			19,869,885
SENIOR SECURED LOANS - 8.26%«
ABC Supply Tranche B 1st Lien
3.50% 4/5/20		605,000	601,673
Air Medical Group Holdings Tranche B1
6.50% 5/26/18		530,988	537,625
Albertsons Tranche B 4.25% 3/21/16		589,040	591,617
Albertsons Tranche B 1st Lien
4.75% 3/21/19		610,930	610,739
Allegion U.S. Holding Tranche B
3.00% 12/26/20		500,000	501,250
Allied Security Holdings Tranche 2L
9.00% 1/21/18		665,000	672,897
ARAMARK Tranche D 4.00% 9/30/19		535,000	537,421
Arysta Lifescience 1st Lien
4.50% 5/20/20		448,875	449,436
Arysta Lifescience 2nd Lien
8.25% 11/22/20		610,000	610,381
Avaya Tranche B-3 4.50% 10/27/17		702,156	632,599
Avaya Tranche B5 8.00% 3/31/18		921,090	875,529
Avis Budget Car Rental Tranche B 1st
Lien 3.00% 3/15/19		338,300	336,750
Bally Technoligoes Tranche B
4.25% 8/22/20		2,055,000	2,058,596
Biomet 1st Lien 3.50% 7/25/17		738,150	741,149
BJ’s Wholesale Club 2nd Lien
9.75% 3/29/19		2,440,000	2,486,767
Blackboard Tranche B2 1st Lien
6.25% 11/8/18		1,844,834	1,861,438
BMC Software 1st Lien 5.00% 8/9/20		1,210,000	1,212,874
Bombardier Recreational 1st Lien
5.00% 1/17/19		1,154,057	1,156,702
Bowie Recourse Tranche B 1st Lien
6.75% 8/9/20		980,000	987,350
Brickman Group Holdings Tranche B3
1st Lien 4.25% 9/28/18		651,000	653,848
Burlington Coat Factory Warehouse
Tranche B2 4.25% 2/23/17		1,758,037	1,765,508
Calpine Construction Finance Tranche B
3.00% 5/1/20		1,231,913	1,210,098
Carestream Health 2nd Lien
9.50% 12/5/19		755,000	749,338
Carestream Health Tranche B
5.00% 6/5/19		1,476,313	1,487,615
Chrysler Group Tranche B
4.25% 5/24/17		154,211	155,545
Clear Channel Communications Tranche
B 3.65% 1/29/16		2,066,470	1,954,106
Community Health Systems
3.50% 1/25/17		2,040,000	2,043,401
5.25% 7/30/14@§		527,178	527,178
5.753% 7/30/14@§		567,822	567,822
CPG International 6.00% 9/4/14@§		890,000	890,000
CPG International Tranche B
4.75% 9/24/20		455,000	453,009
Crown Castle Operating Tranche B
3.25% 1/31/19		1,192,937	1,184,096
DaVita Tranche B 4.50% 10/20/16		1,457,519	1,465,706
DaVita Tranche B2 4.00% 8/1/19		1,121,525	1,127,693
Dell 4.50% 3/24/20		1,855,000	1,827,368
Delta Air Lines Tranche B 1st Lien
4.25% 4/15/17		2,119,972	2,130,192
Drillships Financing Holding Tranche B1
6.00% 2/17/21		1,870,000	1,890,258
Drillships Financing Holding Tranche B2
5.50% 8/17/16		50,000	50,625
Dupont Performance Coatings Tranche B
4.75% 2/1/20		1,094,500	1,099,484
Dynegy Tranche B2 4.00% 4/16/20		288,508	288,448
Edward Cayman Islands II 1st Lien
4.75% 3/5/20		172,869	173,171
Emdeon 1st Lien 3.75% 11/2/18		1,635,005	1,638,922
EP Energy Tranche B3 2nd Lien
3.50% 4/24/18		936,667	932,569
Equipower Resources Holdings Tranche
B 4.25% 12/21/18		445,514	447,742
Equipower Resources Holdings Tranche
C 4.25% 12/21/19		758,100	761,574

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
SENIOR SECURED LOANS« (continued)
Essar Steel Algoma 8.75% 9/12/14	1,444,525	$1,464,387
Fieldwood Energy 2nd Lien
8.375% 9/30/20	835,000	835,522
First Data 1st Lien 4.00% 4/5/17	3,439,831	3,428,652
Flying Fortress 1st Lien 3.50% 6/30/17	282,500	282,323
Gardner Denver 1st Lien 4.25% 7/23/20	1,490,000	1,478,411
Generac Power Systems Tranche B
3.50% 5/10/20	761,771	756,376
Getty Images Tranche B 4.75% 9/19/19	790,000	706,721
Gim Channelview Cogeneration
4.25% 4/18/20	768,075	773,836
Gray Television 4.75% 10/11/19	2,699,369	2,718,772
Great Wolf Resorts 1st Lien
4.50% 7/31/20	593,513	592,214
Harrah’s Las Vegas Propco
3.50% 2/13/15	790,000	774,694
Harrah’s Loan Operating Tranche B
9.50% 10/31/16	2,717,479	2,716,835
HCA Tranche B4 2.75% 5/1/18	1,630,000	1,629,320
HD Supply Tranche B 4.50% 10/12/17	1,596,830	1,603,187
Hilton Worldwide Finance Tranche B2
4.00% 9/23/20	1,965,000	1,965,204
Hologic Tranche B 3.75% 8/1/19	1,300,583	1,307,086
Hostess Brands 1st Lien 6.75% 3/12/20	940,000	970,550
Houghton International 1st Lien
5.25% 11/20/19	412,925	410,086
Houghton International 2nd Lien
9.50% 11/20/20	570,000	573,563
HUB International Tranche B 1st Lien
4.75% 9/17/20	2,095,000	2,102,856
Hudson’s Bay 7.00% 7/29/14@§	915,000	915,000
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,790,984	1,804,416
Immucor Tranche B2 5.00% 8/19/18	2,503,498	2,520,710
Ineos US Finance 4.00% 5/4/18	1,348,548	1,336,328
Infor US Tranche B2 5.25% 4/5/18	794,842	798,816
Intelsat Jackson Holdings Tranche B1
4.50% 4/2/18	2,712,577	2,723,880
JBS USA 3.75% 9/13/20	605,000	601,975
KIK Custom Products 1st Lien
5.50% 5/17/19	1,995,000	1,958,841
Kinetics Concepts Tranche D1
4.50% 5/4/18	445,000	448,477
Landry’s Tranche B 4.75% 4/24/18	1,772,070	1,787,207
Level 3 Financing 4.00% 1/15/20	2,190,000	2,184,525
Level 3 Financing Tranche B 1st Lien
4.75% 8/1/19	2,195,000	2,204,127
LTS Buyer Tranche 1st Lien
4.50% 3/15/20	309,225	309,805
LTS Buyer Tranche 2nd Lien
8.00% 3/15/21	940,000	948,617
MGM Resorts International
3.50% 12/20/19	1,181,075	1,178,544
Michael Stores Tranche B 1st Lien
3.75% 1/16/20	728,175	730,646
Mission Broadcasting Tranche B 1st Lien
4.50% 12/3/19	90,175	90,514
Moxie Liberty Tranche B 7.50% 8/21/20	1,915,000	1,912,606
MultiPlan Tranche B 4.00% 8/18/17	1,256,751	1,264,826
NEP Broadcasting Tranche 2nd Lien
9.50% 7/3/20	1,619,286	1,663,141
Nexstar Broadcasting Tranche B
4.50% 7/19/19	213,300	214,099
Nuveen Investments 1st Lien
4.00% 5/13/17	590,000	584,985
Nuveen Investments 2nd Lien
6.50% 2/28/19	6,712,925	6,693,267
NXP Tranche C 4.75% 12/4/20	302,713	307,821
OCI Beaumont Tranche B1
6.25% 8/1/19	210,069	210,595
OCI Beaumont Tranche B2
6.25% 8/1/19	394,931	395,918
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19	978,375	978,375
Otter Products Tranche B
5.25% 4/29/19	1,550,000	1,558,224
Panda Temple Power II Tranche B 1st
Lien 7.25% 3/28/19	1,832,000	1,870,930
Par Pharmaceutical Tranche B 1st Lien
4.25% 9/28/19	660,013	658,638
Peabody Energy Tranche B
4.25% 9/20/20	1,195,000	1,182,677
Pharmaceutical Product Development
4.25% 12/5/18	888,288	892,359
Pinnacle Entertainment Tranche B2
3.75% 8/13/20	374,063	374,998
PQ Tranche B 4.50% 8/7/17	1,322,851	1,332,221
PVH Tranche B 3.25% 12/19/19	1,205,729	1,207,362
Quickrete 2nd Lien 7.00% 3/19/21	910,000	928,200
Ranpak 2nd Lien 8.50% 4/10/20	940,000	968,200
Remy International Tranche B 1st Lien
4.25% 3/5/20	436,733	438,371
Reynolds Group Holdings 1st Lien
4.75% 9/21/18	1,841,400	1,849,686
RGIS Services 4.25% 5/3/17	1,113,778	1,104,033
Rite Aid 2nd Lien 5.75% 8/3/20	1,680,000	1,722,420
Samson Investment 2nd Lien
6.00% 9/10/18	1,641,000	1,646,949
Scientific Games International
4.25% 5/22/20	2,335,000	2,319,365
Sensus USA 2nd Lien 8.50% 4/13/18	1,810,000	1,773,800
Seven Seas Cruises 1st Lien
4.75% 12/21/18	1,071,438	1,082,152
Smart & Final 2nd Lien 10.50% 11/8/20	1,787,692	1,818,977
Smart & Final Tranche B 1st Lien
4.50% 11/15/19	1,399,332	1,401,081

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
SENIOR SECURED LOANS« (continued)
Sophia Tranche B 1st Lien
4.50% 1/29/18		423,519	$425,968
Sprouts Farmers Markets Holdings
4.50% 4/12/20		560,405	562,857
State Class Tankers II 1st Lien
6.75% 6/10/20		1,225,000	1,231,125
Sungard Data Systems 1st Lien
4.50% 12/4/19		218,350	220,621
SUPERVALU 5.00% 3/21/19		1,232,299	1,230,567
Surgery Center Holdings 6.00% 3/18/19		772,200	774,131
Surgery Center Holdings 2nd Lien
9.75% 3/18/20		315,000	315,788
Surgical Care Affiliates Tranche B
5.50% 5/26/18		239,400	238,502
Swift Transportation Tranche B2 1st Lien
4.00% 12/21/17		381,439	384,109
Taminco Global Chemical Tranche B
4.25% 2/15/19		786,453	791,368
Tempur-Pedic International Tranche B
3.75% 3/18/20		723	719
Topaz Power Holdings 5.25% 2/4/20		937,054	944,376
Toys R Us Property Tranche B
6.00% 7/31/19		650,000	642,823
TransDigm Tranche C 3.75% 2/7/20		1,122,173	1,120,490
Truven Health Analytics Tranche B
4.50% 5/23/19		2,010,334	2,016,616
United Airlines Tranche B 1st Lien
4.00% 3/12/19		721,375	725,974
Univision Communications 1st Lien
4.00% 3/1/20		497,500	493,691
Univision Communications Tranche C1
1st Lien 4.50% 2/22/20		677,713	675,934
Univision Communications Tranche C2
4.50% 2/6/20		2,999,925	2,992,893
US Airways Tranche B1 1st Lien
4.25% 5/21/19		765,000	762,769
US Airways Tranche B2 1st Lien
3.50% 11/21/16		237,000	237,593
USI Insurance Services Tranche B
5.00% 12/14/19		1,935,375	1,947,471
Valeant Pharmaceuticals Tranche B
4.50% 5/30/20		2,497,575	2,519,039
Vantage Drilling Tranche B
6.25% 10/17/17		1,040,250	1,053,903
Visant 5.25% 12/22/16		325,004	316,371
Warner Chilcott Tranche B1
4.25% 3/15/18		429,969	430,864
Warner Chilcott Tranche B2
4.25% 3/15/18		338,825	339,531
Warner Chilcott Tranche B3
4.25% 3/15/18		187,183	187,573
Wide Open West Finance
4.75% 3/27/19		2,999,925	3,023,675
Yankee Cable Acquisition 5.25% 2/13/20		709,740	714,176
Yankee Candle 5.25% 3/2/19		352,009	352,713
Zayo Group Tranche B 1st Lien
4.50% 7/2/19		2,108,647	2,113,918
Total Senior Secured Loans
(cost $164,033,137)			164,715,556
SOVEREIGN BONDS - 3.16%Δ
Armenia - 0.07%
Republic of Armenia 144A
6.00% 9/30/20#		1,401,000	1,368,287
			1,368,287
Australia - 0.11%
Australia Government Bond
Inflation-Linked Bond 4.00% 8/20/20	AUD	1,263,000	2,165,301
			2,165,301
Brazil - 0.59%
Banco Nacional de Desenvolvimento
Economico e Social 144A
5.75% 9/26/23#		1,345,000	1,348,363
Brazil Notas do Tesouro Nacional
6.00% 8/15/20	BRL	3,963	4,297,038
10.00% 1/1/15	BRL	4,512,000	2,029,648
10.00% 1/1/17	BRL	9,551,000	4,160,971
			11,836,020
Finland - 0.17%
Finland Government Bond 144A
4.00% 7/4/25#	EUR	2,089,000	3,324,334
			3,324,334
Indonesia - 0.25%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	12,612,000,000	886,536
Perusahaan Penerbit SBSN Indonesia
144A 6.125% 3/15/19#		1,925,000	2,016,438
Republic of Indonesia 144A
3.375% 4/15/23#		2,512,000	2,154,040
			5,057,014
Malaysia - 0.06%
Malaysia Government 4.262% 9/15/16	MYR	4,022,000	1,263,457
			1,263,457
Mexico - 0.31%
Mexican Bonos
6.50% 6/10/21	MXN	16,082,600	1,291,249
6.50% 6/9/22	MXN	43,791,000	3,472,244
7.75% 12/14/17	MXN	17,133,000	1,464,447
			6,227,940
New Zealand - 0.06%
New Zealand Government Bond
3.00% 4/15/20	NZD	1,635,000	1,254,536

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN BONDSΔ (continued)
New Zealand
New Zealand Government Bond
3.00% 4/15/20	NZD	1,635,000	$1,254,536
			1,254,536
Nigeria - 0.05%
Nigeria Government Bond
15.10% 4/27/17	NGN	163,275,000	1,066,362
			1,066,362
Panama - 0.18%
Panama Government International Bond
7.125% 1/29/26		1,240,000	1,525,200
8.875% 9/30/27		1,551,000	2,144,258
			3,669,458
Paraguay - 0.06%
Republic of Paraguay 144A
4.625% 1/25/23#		1,250,000	1,146,875
			1,146,875
Peru - 0.16%
Peruvian Government International Bond
7.125% 3/30/19		2,695,000	3,281,163
			3,281,163
Poland - 0.42%
Poland Government Bond
4.00% 10/25/23	PLN	4,777,000	1,472,859
5.75% 10/25/21	PLN	9,754,000	3,422,182
Poland Government International Bond
3.00% 3/17/23		3,700,000	3,398,450
			8,293,491
Republic of Korea - 0.17%
Korea Treasury Inflation-Linked Bond
1.125% 6/10/23	KRW	898,251,440	824,061
2.75% 6/10/20	KRW	2,488,424,749	2,523,134
			3,347,195
South Africa - 0.22%
South Africa Government Bond
10.50% 12/21/26	ZAR	16,233,000	1,946,769
South Africa Government
Inflation-Linked Bond 2.75% 1/31/22	ZAR	7,643,682	836,778
South Africa Government International
Bond 5.875% 9/16/25		1,440,000	1,518,120
			4,301,667
Sweden - 0.03%
Sweden Government Bond
4.25% 3/12/19	SEK	3,265,000	571,266
			571,266
United Kingdom - 0.25%
United Kingdom Gilt 4.00% 3/7/22	GBP	2,696,678	4,911,612
			4,911,612
Total Sovereign Bonds
(cost $64,603,919)			63,085,978
SUPRANATIONAL BANKS - 0.38%
International Bank for Reconstruction &
Development
3.375% 4/30/15	NOK	22,000,000	3,737,333
3.625% 6/22/20	NOK	12,410,000	2,140,830
6.00% 2/15/17	AUD	1,770,000	1,792,333
Total Supranational Banks
(cost $7,486,957)			7,670,496
U.S. TREASURY OBLIGATIONS - 3.83%
U.S. Treasury Bonds
2.75% 11/15/42∞		37,200,000	30,797,545
2.875% 5/15/43		2,945,000	2,500,028
U.S. Treasury Notes
1.50% 8/31/18		145,000	145,980
2.50% 8/15/23		43,350,000	42,913,119
Total U.S. Treasury Obligations
(cost $80,576,732)			76,356,672

	Number of
	Shares
COMMON STOCK - 0.02%
AES		24,701	328,276
Century Communications=†		2,500,000	0
Delta Air Lines		67	1,581
NRG Energy		39	1,066
Total Common Stock (cost $395,873)			330,923
CONVERTIBLE PREFERRED STOCK - 0.73%
ArcelorMittal 6.00% exercise price
$20.61, expiration date 12/21/15		23,675	515,301
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		447	481,196
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date
12/31/49#		727	803,789
Cliffs Natural Resources 7.00% exercise
price $35.53, expiration date 2/1/16		38,375	758,674
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16		5,798	309,903
6.125% exercise price $65.27,
expiration date 4/1/16		5,798	309,265
Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration date
3/31/14		23,850	1,524,163
Halcon Resources 5.75% exercise price
$6.16, expiration date 12/31/49		885	876,150
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49		1,464	1,901,736
Huntington Bancshares 8.50% exercise
price $11.95, expiration date 12/31/49		871	1,080,040
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16		29,988	1,831,367

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
MetLife 5.00% exercise price $44.27,
expiration date 3/26/14	43,975	$1,260,324
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49	13,438	1,349,847
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	1,299	1,477,625
Total Convertible Preferred Stock
(cost $14,132,622)		14,479,380
PREFERRED STOCK - 0.57%
Alabama Power 5.625%	69,530	1,620,049
Ally Financial 144A 7.00%#	2,000	1,911,125
BB&T 5.85%	48,325	1,037,538
Integrys Energy Group 6.00%•	89,450	2,175,424
National Retail Properties 5.70%	51,425	1,012,558
Public Storage 5.20%	48,200	972,676
U.S. Bancorp 5.15%	44,000	924,440
Wells Fargo 5.20%	78,000	1,639,560
Total Preferred Stock
(cost $12,597,931)		11,293,370

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 18.65%
Discount Notes - 8.89%≠
Federal Home Loan Bank
0.015% 10/2/13	25,691,793	25,691,793
0.025% 11/15/13	6,963,959	6,963,869
0.045% 10/18/13	35,311,261	35,311,084
0.045% 10/23/13	82,435,925	82,435,431
0.065% 11/6/13	26,931,863	26,931,594
		177,333,771
Repurchase Agreements - 3.15%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $28,589,953 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $29,161,743)	28,589,937	28,589,937
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $34,155,101 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $34,838,172)	34,155,063	34,155,063
		62,745,000
U.S. Treasury Obligations - 6.61%≠
U.S. Treasury Bills
0.001% 10/17/13	20,086,640	20,086,460
0.015% 10/10/13	22,364,278	22,364,188
0.02% 12/19/13	25,581,111	25,580,548
0.028% 10/24/13	31,418,760	31,418,320
0.053% 11/14/13	32,343,032	32,342,158
		131,791,674
Total Short-Term Investments
(cost $371,864,583)		371,870,445

Total Value of Securities Before
Securities Lending
Collateral - 114.82%
(cost $2,266,193,311)		2,288,908,541

	Number of
	Shares
SECURITIES LENDING COLLATERAL - 0.10% **
Investment Company
Delaware Investments Collateral Fund
No.1	1,935,001	1,935,001
Total Securities Lending Collateral
(cost $1,935,001)		1,935,001

TOTAL VALUE OF SECURITIES - 114.92%
(cost $2,268,128,312)■	2,290,843,542
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (0.10%)**	(1,935,001)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (14.82%)†	(295,405,886)
NET ASSETS - 100.00%	$1,993,502,655
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $348,029,902, which represented 17.46% of the Series’ net assets. See Note 6 in “Notes.”
*	Fully or partially on loan.
**	See Note 5 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $2,900,000, which represented 0.15% of the Series’ net assets. See Note 6 in “Notes.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

+	Of this amount, $394,415,349 represents payable for securities purchased, $63,978,829 represents receivable for securities sold, $2,570,000 cash collateral for derivatives and includes foreign currency valued at $11,263,465 with a cost of $11,102,463.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,848,723 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
~	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.
§	All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in “Notes.”
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	2,522,322	USD	(2,379,004)	10/31/13	$(30,917)
BAML	CAD	2,884,428	USD	(2,800,226)	10/31/13	(2,118)
BAML	EUR	(8,666,860)	USD	11,694,368	10/31/13	(31,548)
BAML	GBP	925,234	USD	(1,483,900)	10/31/13	13,573
BAML	JPY	(561,607,820)	USD	5,685,614	10/31/13	(29,574)
BAML	MYR	4,294,803	USD	(1,346,755)	10/31/13	(31,348)
BAML	NZD	(2,387,070)	USD	1,997,977	10/31/13	19,951
BCLY	KRW	(1,881,419,562)	USD	1,745,773	10/31/13	(1,310)
BCLY	MXN	(48,233,484)	USD	3,764,124	10/31/13	89,694
BNP	AUD	(1,906,350)	USD	1,797,038	10/31/13	22,374
BNP	BRL	(9,070,417)	USD	3,992,129	10/31/13	(67,761)
CITI	AUD	(6,409,679)	USD	6,038,597	10/31/13	71,682
CITI	JPY	251,514,501	USD	(2,546,518)	10/31/13	13,013
CITI	PLN	(1,075,351)	USD	342,409	10/31/13	(1,135)
GSC	GBP	(1,301,970)	USD	2,087,305	10/31/13	(19,906)
GSC	PLN	(7,366,338)	USD	2,345,221	10/31/13	(8,113)
HSBC	BRL	(7,040,601)	USD	3,127,754	10/31/13	(23,596)
HSBC	CAD	(475,241)	USD	461,668	10/31/13	649
HSBC	EUR	(4,869,303)	USD	6,567,756	10/31/13	(20,218)
HSBC	JPY	622,068,364	USD	(6,298,087)	10/31/13	32,376
HSBC	MYR	18,140,982	USD	(5,653,910)	10/31/13	(97,710)
HSBC	PHP	108,347,285	USD	(2,546,053)	10/31/13	(53,120)
JPMC	EUR	5,057,174	USD	(6,825,162)	10/31/13	16,993
JPMC	JPY	270,105,829	USD	(2,735,831)	10/31/13	12,895
JPMC	NOK	(11,800,852)	USD	1,992,445	10/31/13	32,416
MSC	AUD	(13,372,014)	USD	12,599,860	10/31/13	151,550
MSC	JPY	741,624,763	USD	(7,512,797)	10/31/13	34,329
TD	CAD	(3,498,607)	USD	3,397,844	10/31/13	3,938
TD	GBP	447,156	USD	(716,862)	10/31/13	6,850
TD	IDR	49,920,196,190	USD	(4,546,408)	10/31/13	(308,520)
TD	JPY	(1,476,098,889)	USD	14,950,699	10/31/13	(70,785)
TD	ZAR	(29,591,615)	USD	2,957,847	10/31/13	27,060
UBS	MXN	(34,871,711)	USD	2,669,809	10/1/13	5,957
						$(242,379)

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

Futures Contracts					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(74)	E-mini S&P 500 Index	$(6,233,366)	$(6,194,910)	12/21/13	$38,456
(47)	Euro-O.A.T.	(8,085,711)	(8,424,237)	12/11/13	(338,526)
563	U.S. Treasury 5 yr Notes	67,481,574	68,149,391	1/7/14	667,817
1,172	U.S. Treasury 10 yr Notes	146,054,447	148,129,812	1/1/14	2,075,365
		$199,216,944			$2,443,112

Swap Contracts
CDS Contracts2

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
DB	CDX.EM.20	11,250,000	5.00%	12/20/18	$93,797
JPMC	CDX.NA.HY.19	500,000	5.00%	12/20/17	(16,178)
					$77,619
	Protection Sold/Moody’s Rating:
CME	CDX.NA.HY.21/Baa	9,300,000	5.00%	12/20/18	$—
JPMC	CDX.NA.HY.19/Baa	500,000	5.00%	12/20/17	16,178
					$16,178
					$93,797

The use of foreign exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 4 in “Notes.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
AMT – Subject to Alternative Minimum Tax
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CME – Chicago Mercantile Exchange Inc.
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)

JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PHP – Philippine Peso
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-20

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

To Be Announced Trades (TBA) — The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Notes (continued)

1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on interest have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$2,270,222,973	$60,649,843	$(40,029,274)	$20,620,569

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Notes (continued)

2. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$507,393,403	$—	$507,393,403
Corporate Debt	—	1,033,995,010	—	1,033,995,010
Foreign Debt	—	90,626,359	—	90,626,359
Municipal Bonds	—	17,847,423	—	17,847,423
Senior Secured Loans[1]	—	163,825,556	890,000	164,715,556
Common Stock	330,923	—	—	330,923
Convertible Preferred Stock[2]	7,027,198	7,452,182	—	14,479,380
Preferred Stock[3]	9,382,245	1,911,125	—	11,293,370
U.S. Treasury Obligations	—	76,356,672	—	76,356,672
Short-Term Investments	—	371,870,445	—	371,870,445
Securities Lending Collateral	—	1,935,001	—	1,935,001
Total	$16,740,366	$2,273,213,176	$890,000	$2,290,843,542
Foreign Currency Exchange Contracts	$—	$(242,379)	$—	$(242,379)
Futures Contracts	2,443,112	—	—	2,443,112
Swap Contracts	—	93,797	—	93,797
____________________

1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents less than 1% of the total market value of this security type. Level 2 investments represent investments observable inputs while Level 3 investments represent investments without observable inputs.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 49% and 51%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.
3Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 83% and 17%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Unfunded Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of Sept. 30, 2013, the Series had the following unfunded loan commitments

Borrower

Community Health Systems	$1,095,000
CPG International	890,000
Hudson’s Bay	915,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-23

Delaware VIP® Diversified Income Series
Notes (continued)

Foreign Currency Exchange Contracts (continued)
The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts
During the period ended Sept. 30, 2013, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write option contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Series is subject to counterparty risk.

Transactions in options written during the period ended Sept. 30, 2013 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at Dec. 31, 2012	—	$—
Options written	1,322	523,099
Options terminated in closing purchase transactions	(1,322)	(523,099)
Options outstanding at Sept. 30, 2013	—	$—

Swap Contracts
The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the manager.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-24

Delaware VIP® Diversified Income Series
Notes (continued)

Swap Contracts (continued)
Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013. No interest rate swap contracts were outstanding at Sept. 30, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Sept. 30, 2013, the Series entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Series had posted $2,570,000 in cash collateral for certain open derivatives. The Fund received $121,000 in securities collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty, and the Series had posted $58,017 for these derivatives.

As disclosed in the footnotes to the schedule of investments, at Sept. 30, 2013, the notional value of the protection sold was $9,800,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2013, net unrealized appreciation of the protection sold was $16,178.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-25

Delaware VIP® Diversified Income Series
Notes (continued)

5. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the value of securities on loan was $1,848,723, for which cash collateral was received and invested in accordance with the Lending Agreement. At Sept. 30, 2013, the value of invested collateral was $1,935,001. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-26

Delaware VIP® Diversified Income Series
Notes (continued)

6. Credit and Market Risk (continued)
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 866 [9/13] 11/13 (11662)	Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of Investments

September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 96.62Δ
Argentina - 2.77%
Arcos Dorados Holdings*	449,841	$5,330,616
Cresud ADR@†	322,769	2,817,773
Grupo Clarin Class B GDR 144A#@=†	209,100	1,769,341
IRSA Inversiones y Representaciones
ADR@	363,112	3,238,959
Pampa Energia ADR†	44,500	222,500
YPF ADR	106,800	2,149,884
		15,529,073
Bahrain - 0.12%
Aluminum Bahrain BSC ADR 144A#	91,200	659,203
		659,203
Brazil - 15.73%
AES Tiete	319,936	2,862,578
All America Latina Logistica	578,435	2,296,723
B2W Cia Global Do Varejo†	514,800	3,309,976
Banco Santander Brasil ADR	476,000	3,308,200
BB Seguridade Participacoes	240,600	2,373,107
Brasil Foods ADR	341,500	8,376,995
Braskem ADR*	78,499	1,252,059
Centrais Eletricas Brasileiras	711,800	2,016,922
Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR*	71,690	3,299,174
Cia Siderurgica Nacional ADR	611,900	2,612,813
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	2,018,339
Fibria Celulose ADR†	523,900	6,035,328
Gerdau@	389,400	2,424,636
Gerdau ADR	444,900	3,318,954
Hypermarcas	553,000	4,441,366
Itau Unibanco Holding ADR	550,000	7,766,000
Petroleo Brasileiro ADR	488,906	7,573,154
Petroleo Brasileiro ADR	403,795	6,755,490
Tim Participacoes ADR	683,600	16,112,452
		88,154,266
Chile - 1.15%
Sociedad Quimica y Minera de Chile
ADR	210,000	6,415,500
		6,415,500
China - 20.03%
Baidu ADR†	150,000	23,277,003
Bank of China	13,346,000	6,098,667
Bitauto Holdings ADR*†	37,400	602,888
China Construction Bank	7,118,000	5,485,613
China Mengniu Dairy	724,000	3,247,660
China Mobile ADR	154,500	8,718,435
China Petroleum & Chemical ADR	42,234	3,306,500
China Telecom	2,736,000	1,351,050
China Unicom Hong Kong ADR	505,492	7,794,687
First Pacific	3,185,195	3,520,580
Fosun International	131,708	103,941
Hollysys Automation Technologies†	129,100	1,930,045
Industrial & Commercial Bank of China	7,785,500	5,441,721
Kunlun Energy	4,622,900	6,474,222
PetroChina ADR	44,500	4,892,775
Shanda Games ADR†	1,118,325	4,372,651
SINA†	89,000	7,224,130
Sohu.com†	153,500	12,100,405
Tianjin Development Holdings†	35,950	24,205
Tom Group@†	22,276,004	3,308,490
Travelsky Technology	3,700,441	2,975,994
		112,251,662
India - 4.36%
Cairn India	473,000	2,411,130
Indiabulls Infrastructure and Power
GDR†	131,652	5,990
Indiabulls Real Estate GDR	44,628	38,464
Reliance Industries	800,000	10,514,888
Reliance Industries GDR 144A#	430,000	11,275,732
Sify Technologies ADR*†	91,200	165,072
		24,411,276
Indonesia - 0.44%
Tambang Batubara Bukit Asam Persero	2,241,097	2,468,509
		2,468,509
Israel - 2.02%
Teva Pharmaceutical Industries ADR	300,000	11,334,000
		11,334,000
Malaysia - 1.85%
Hong Leong Bank@	1,549,790	6,649,133
UEM Sunrise	4,748,132	3,717,643
		10,366,776
Mexico - 7.78%
America Movil ADR	210,742	4,174,799
Cemex ADR†	962,313	10,758,659
Empresas ICA†	1,105,736	2,350,096
Fomento Economico Mexicano ADR	98,307	9,544,627
Grupo Financiero Banorte Class O	754,700	4,702,497
Grupo Televisa ADR	432,500	12,088,375
		43,619,053
Peru - 0.26%
Cia de Minas Buenaventura ADR	125,440	1,468,902
		1,468,902
Poland - 0.77%
Jastrzebska Spolka Weglowa	26,987	632,140
Polski Koncern Naftowy Orlen	261,369	3,695,967
		4,328,107
Republic of Korea - 13.08%
CJ	45,695	4,934,857
KB Financial Group ADR	165,996	5,813,180
KCC	3,272	1,375,215
Korea Electric Power†	113,650	3,180,781
KT	99,830	3,343,945

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCKΔ (continued)
Republic of Korea (continued)
LG Display ADR*†	188,309	$2,246,526
LG Electronics	62,908	4,169,029
Lotte Chilsung Beverage	8	12,631
Lotte Confectionery	2,904	4,607,894
Samsung Electronics	14,009	17,821,765
Samsung Life Insurance	71,180	6,923,756
SK Communications†	95,525	529,559
SK Telecom	16,491	3,372,691
SK Telecom ADR	660,000	14,982,000
		73,313,829
Russia - 8.18%
Chelyabinsk Zink Plant GDR@†	69,200	231,114
Enel OGK-5 GDR†	15,101	25,993
Etalon Group GDR 144A#=†	354,800	1,717,232
Gazprom ADR	783,900	6,892,899
LUKOIL ADR (London International
Exchange)	133,500	8,446,686
LUKOIL ADR	23,433	1,489,401
MegaFon GDR	234,178	8,241,835
Mobile Telesystems ADR	154,402	3,436,989
Sberbank=	3,308,402	9,991,828
Surgutneftegas ADR	294,652	2,525,347
TGK-5 GDR†	6,229	2,077
VTB Bank GDR	861,186	2,271,537
VTB Bank OJSC	411,634,850	541,258
		45,814,196
South Africa - 4.01%
ArcelorMittal South Africa*†	374,610	1,317,366
Impala Platinum Holdings	135,751	1,674,890
Sasol	76,270	3,637,758
Sasol ADR	65,127	3,112,419
Standard Bank Group	287,970	3,435,417
Sun International	168,124	1,634,557
Tongaat Hulett	180,473	2,156,588
Vodacom Group	444,868	5,514,508
		22,483,503
Taiwan - 5.75%
Formosa Chemicals & Fibre	2,128,998	5,662,452
Hon Hai Precision Industry	854,753	2,194,040
MediaTek	255,678	3,158,850
President Chain Store	890,000	6,429,839
Taiwan Semiconductor Manufacturing	2,375,864	8,091,789
United Microelectronics	6,688,461	2,861,950
United Microelectronics ADR	889,700	1,832,782
Walsin Lihwa†	6,477,100	1,979,041
		32,210,743
Thailand - 1.29%
Bangkok Bank Class F	638,091	4,020,816
PTT Exploration & Production	617,051	3,224,799
		7,245,615
Turkey - 0.94%
Turkcell Iletisim Hizmetleri†	368,462	2,165,204
Turkiye Sise ve Cam Fabrikalari	2,264,765	3,117,955
		5,283,159
United Kingdom - 0.34%
Anglo American ADR*	92,815	1,140,817
Griffin Mining@†	1,642,873	766,510
		1,907,327
United States - 5.75%
Avon Products	368,800	7,597,280
SunEdison†	177,900	1,417,863
Yahoo†	700,000	23,212,000
		32,227,143
Total Common Stock
(cost $523,589,733)		541,491,842

PREFERRED STOCK - 5.30%Δ
Brazil - 1.85%
Braskem	288,768	2,291,851
Centrais Eletricas Brasileiras	233,700	1,080,822
Vale 0.74%	489,400	6,975,656
		10,348,329
Republic of Korea - 1.63%
CJ 1.91%@	28,030	1,018,165
Samsung Electronics 0.81%	9,995	8,148,109
		9,166,274
Russia - 1.82%
AK Transneft 0.90%=	3,887	10,190,592
		10,190,592
Total Preferred Stock
(cost $20,729,630)		29,705,195

PARTICIPATION NOTES - 0.00%
Lehman Indian Oil CW 12 LEPO
144A#=†	100,339	0
Oil & Natural Gas=†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

	Principal
	Amount°
Total Value of Securities Before
Securities Lending
Collateral - 101.92%
(cost $549,271,560)		571,197,037

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
SECURITIES LENDING COLLATERAL - 0.29%**
Investment Company
Delaware Investments Collateral Fund
No.1	1,620,921	$1,620,921
Total Securities Lending Collateral
(cost $1,620,921)		1,620,921

TOTAL VALUE OF SECURITIES - 102.21%
(cost $550,892,481)■		$572,817,958
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (0.29%)**		(1,620,921)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (1.92%)«		(10,775,870)
NET ASSETS - 100.00%		$560,421,167
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $15,421,508, which represented 2.75% of the Series’ net assets. See Note 5 in “Notes.”
*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $22,224,121, which represented 3.97% of the Series’ net assets. See Note 5 in “Notes.”
«	Includes foreign currency valued at $84,600 with a cost of $87,182.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $23,668,993, which represented 4.22% of the Series’ net assets. See Note 1 in “Notes.”
■	Includes $1,537,070 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(45,041)	USD	5,808	10/2/13	$1
MNB	HKD	(34,056)	USD	4,391	10/3/13	0
						$1

1See Note 3 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
USD – United States Dollar

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-4

Delaware VIP® Emerging Markets Series
Notes (continued)

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$551,758,832	$124,321,057	$(103,261,931)	$21,059,126

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2012 will expire as follows: $2,210,358 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,133,538	$12,427,577

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$307,501,283	$230,503,986	$3,486,573	$541,491,842
Preferred Stock[2]	10,348,329	19,356,866	—	29,705,195
Securities Lending Collateral	—	1,620,921	—	1,620,921
Total	$317,849,612	$251,481,773	$3,486,573	$572,817,958
Foreign Currency Exchange Contracts	$—	$1	$—	$1

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-5

Delaware VIP® Emerging Markets Series
Notes (continued)

2. Investments (continued)
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2, and Level 3 investments represents 57% and 42%, and 1%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced invesments.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 35% and 65%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced invesments.

Certain securities have been fair valued in accordance with the Series’ fair valuation policy and presented as Level 2 investments as a result of utilizing the price of a similar asset with an observable input that had been using a quoted price in an active market.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-6

Delaware VIP® Emerging Markets Series
Notes (continued)

4. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the value of the securities on loan was $1,537,070, for which cash collateral was received and invested in accordance with the Lending Agreement. At Sept. 30, 2013, the value of invested collateral was $1,620,921. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 868 [9/13] 11/13 (11663)	Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 98.11%
Consumer Discretionary - 17.85%
DineEquity	382,409	$26,386,221
Dunkin’ Brands Group	137,125	6,206,278
Gentex	423,075	10,826,489
Interval Leisure Group	539,650	12,751,930
K12†	725,047	22,389,451
Sally Beauty Holdings†	691,301	18,084,434
Ulta Salon Cosmetics & Fragrance†	67,600	8,075,496
		104,720,299
Energy - 6.38%
Core Laboratories	221,022	37,399,133
		37,399,133
Financial Services - 21.22%
Affiliated Managers Group†	192,700	35,194,728
CommonWealth REIT	608,100	13,323,471
Heartland Payment Systems	701,374	27,858,575
IntercontinentalExchange†	93,925	17,039,874
MSCI Class A†	771,175	31,047,506
		124,464,154
Healthcare - 10.78%
ABIOMED*†	752,875	14,357,326
athenahealth*†	90,657	9,841,724
Perrigo	98,754	12,184,269
Techne	334,925	26,814,096
		63,197,415
Producer Durables - 11.67%
Expeditors International of Washington	538,398	23,721,816
Graco	395,309	29,276,585
Ritchie Bros Auctioneers	765,000	15,437,700
		68,436,101
Technology - 24.11%
Blackbaud	555,989	21,705,811
NeuStar Class A†	590,155	29,200,869
NIC	749,892	17,330,004
SBA Communications Class A†	353,225	28,420,484
VeriFone Systems†	841,100	19,227,546
VeriSign†	501,845	25,538,892
		141,423,606
Utilities - 6.10%
j2 Global*	722,864	35,796,222
		35,796,222
Total Common Stock
(cost $350,751,888)		575,436,930

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 2.13%
Discount Notes - 0.83%≠
Federal Home Loan Bank
0.015% 10/2/13	1,357,174	1,357,174
0.025% 11/15/13	268,903	268,900
0.045% 10/18/13	367,256	367,254
0.045% 10/23/13	1,634,183	1,634,173
0.065% 11/6/13	1,237,942	1,237,929
		4,865,430
Repurchase Agreements - 0.27%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $723,121 (collateralized by U.S.
government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $737,584)	723,121	723,121
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $863,880 (collateralized by U.S.
government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $881,157)	863,879	863,879
		1,587,000
U.S. Treasury Obligations - 1.03%≠
U.S. Treasury Bills
0.001% 10/17/13	1,065,148	1,065,138
0.015% 10/10/13	588,693	588,691
0.02% 12/19/13	1,340,102	1,340,073
0.028% 10/24/13	307,591	307,587
0.053% 11/14/13	2,772,394	2,772,319
		6,073,808
Total Short-Term Investments
(cost $12,525,989)		12,526,238
Total Value of Securities Before
Securities Lending
Collateral - 100.24%
(cost $363,277,877)		587,963,168

	Number of
	Shares
SECURITIES LENDING COLLATERAL - 2.47% **
Investment Company
Delaware Investments Collateral Fund
No.1	14,468,798	14,468,798
Total Securities Lending Collateral
(cost $14,468,798)		14,468,798

NQ-VIP- 874 [9/13] 11/13 (11649)	Smid Cap Growth Series-1

Delaware VIP® Smid Cap Growth Series
Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES - 102.71%
(cost $377,746,675)■	$602,431,966
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (2.47%)**	(14,468,798)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.24%)	(1,425,273)
NET ASSETS - 100.00%	$586,537,895
____________________

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $37,020,093 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 874 [9/13] 11/13 (11649)	Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$377,828,269	$227,761,845	$(3,158,148)	$224,603,697

NQ-VIP- 874 [9/13] 11/13 (11649)	Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series
Notes (continued)

2. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$575,436,930	$—	$575,436,930
Securities Lending Collateral	—	14,468,798	14,468,798
Short-Term Investments	—	12,526,238	12,526,238
Total	$575,436,930	$26,995,036	$602,431,966

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

NQ-VIP- 874 [9/13] 11/13 (11649)	Smid Cap Growth Series-4

Delaware VIP® Smid Cap Growth Series
Notes (continued)

3. Securities Lending (continued)
The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the value of the securities on loan was $37,020,093, for which the Series received collateral, comprised of non-cash collateral valued at $23,378,095 and cash collateral of $14,468,798. At Sept. 30, 2013, the value of invested collateral was $14,468,798. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of Sept. 30, 2013 there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Series Closed to New Investors
As of February 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to February 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 874 [9/13] 11/13 (11649)	Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BOND - 0.21%
Equinix 4.75% exercise price $84.32,
expiration date 6/15/16	367,000	$825,750
Total Convertible Bond
(cost $833,098)		825,750

CORPORATE BONDS - 86.81%
Automobiles - 3.89%
American Axle & Manufacturing
7.75% 11/15/19	1,128,000	1,263,360
Chassix 144A 9.25% 8/1/18#	1,030,000	1,094,375
Chrysler Group 8.25% 6/15/21	3,420,000	3,847,500
Cooper-Standard Holding 144A PIK
7.375% 4/1/18#	1,840,000	1,858,400
International Automotive Components
Group 144A 9.125% 6/1/18#	2,299,000	2,379,465
Jaguar Land Rover
144A 5.625% 2/1/23#	150,000	147,375
144A 8.125% 5/15/21#	1,330,000	1,486,275
LKQ 144A 4.75% 5/15/23#	2,090,000	1,943,700
Meritor
6.75% 6/15/21	980,000	975,100
10.625% 3/15/18	400,000	434,000
		15,429,550
Banking - 2.95%
Bank of America 5.20% 12/29/49•	1,600,000	1,408,000
Barclays Bank 7.625% 11/21/22*	2,015,000	2,002,406
Credit Suisse 144A 6.50% 8/8/23#	1,860,000	1,885,969
Fifth Third Bancorp 5.10% 12/31/49•	960,000	837,600
HBOS Capital Funding 144A
6.071% 6/29/49#•	4,489,000	4,416,038
JPMorgan Chase 6.00% 12/29/49•	1,200,000	1,131,000
		11,681,013
Basic Industry - 12.60%
AK Steel 7.625% 5/15/20	1,129,000	954,005
APERAM 144A 7.75% 4/1/18#	1,735,000	1,717,650
ArcelorMittal 6.125% 6/1/18	3,745,000	3,983,744
Builders FirstSource 144A
7.625% 6/1/21#	1,440,000	1,443,600
Cemex 144A 7.25% 1/15/21#	1,135,000	1,132,617
Cemex Espana Luxembourg 144A
9.25% 5/12/20#	1,720,000	1,857,600
CPG Merger Sub 144A 8.00% 10/1/21#	1,840,000	1,879,100
Essar Steel Algoma 144A
9.375% 3/15/15#	1,095,000	1,040,250
FMG Resources August 2006 144A
6.875% 4/1/22#	3,892,000	3,911,460
HD Supply 11.50% 7/15/20	1,370,000	1,637,150
Headwaters 7.625% 4/1/19	1,500,000	1,582,500
Inmet Mining 144A 8.75% 6/1/20#	1,932,000	2,076,900
JMC Steel Group 144A 8.25% 3/15/18#	2,690,000	2,642,925
Kinove German Bondco 144A
9.625% 6/15/18#	1,420,000	1,576,200
LSB Industries 144A 7.75% 8/1/19#	930,000	969,525
Masonite International 144A
8.25% 4/15/21#	2,379,000	2,622,848
New Gold 144A 6.25% 11/15/22#	2,030,000	1,984,325
Norcraft 10.50% 12/15/15	1,185,000	1,230,919
Nortek 8.50% 4/15/21	2,335,000	2,550,988
Perstorp Holding 144A 8.75% 5/15/17#	1,985,000	2,069,363
Rockwood Specialties Group
4.625% 10/15/20	950,000	959,500
Ryerson
9.00% 10/15/17	1,330,000	1,383,200
11.25% 10/15/18	555,000	575,813
Sappi Papier Holding Gmbh
144A 6.625% 4/15/21#	200,000	188,000
144A 8.375% 6/15/19#	1,985,000	2,081,769
Taminco Global Chemical 144A
9.75% 3/31/20#	1,834,000	2,081,590
TPC Group 144A 8.75% 12/15/20#	2,090,000	2,147,475
U.S. Coatings Acquisition 144A
7.375% 5/1/21#	1,215,000	1,275,750
Walter Energy 144A 9.50% 10/15/19#	350,000	363,563
		49,920,329
Capital Goods - 4.45%
Accudyne Industries 144A
7.75% 12/15/20#	240,000	247,800
Allegion U.S. Holding 144A
5.75% 10/1/21#	1,140,000	1,144,275
Ardagh Packaging Finance 144A
7.00% 11/15/20#	2,120,000	2,045,800
BOE Intermediate Holding 144A PIK
9.00% 11/1/17#	735,000	771,750
BOE Merger 144A PIK 9.50% 11/1/17#	1,920,000	2,006,400
Consolidated Container 144A
10.125% 7/15/20#	1,889,000	2,030,675
Milacron 144A 7.75% 2/15/21#	1,930,000	2,002,375
Plastipak Holdings 144A
6.50% 10/1/21#	1,475,000	1,497,125
Reynolds Group Issuer
8.25% 2/15/21	1,470,000	1,488,375
9.00% 4/15/19	200,000	211,000
9.875% 8/15/19	2,160,000	2,354,400
TransDigm 144A 7.50% 7/15/21#*	1,715,000	1,852,200
		17,652,175
Consumer Cyclical - 6.00%
BI-LO 144A PIK 8.625% 9/15/18#	1,280,000	1,305,600
Bon-Ton Department Stores
8.00% 6/15/21	2,025,000	1,903,500
Burlington Coat Factory Warehouse
10.00% 2/15/19	1,117,000	1,248,248
Burlington Holdings 144A PIK
9.00% 2/15/18#	470,000	485,275

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
CDR DB Sub 144A 7.75% 10/15/20#	2,360,000	$2,371,800
Dave & Buster’s 11.00% 6/1/18	2,497,000	2,771,670
Landry’s 144A 9.375% 5/1/20#	2,337,000	2,477,220
Pantry 8.375% 8/1/20	1,240,000	1,314,400
Party City Holdings 144A
8.875% 8/1/20#	2,105,000	2,273,400
Quiksilver 144A 7.875% 8/1/18#	2,090,000	2,189,275
Rite Aid 144A 6.75% 6/15/21#*	1,685,000	1,758,719
Tempur Sealy International
6.875% 12/15/20	1,495,000	1,569,750
Wok Acquisition 144A 10.25% 6/30/20#	1,936,000	2,115,080
		23,783,937
Consumer Non-Cyclical - 2.85%
B&G Foods 4.625% 6/1/21	1,345,000	1,287,838
Barry Callebaut Services 144A
5.50% 6/15/23#	1,335,000	1,350,833
Constellation Brands
3.75% 5/1/21	340,000	314,925
4.25% 5/1/23	535,000	492,200
Crestview DS Merger Sub II 144A
10.00% 9/1/21#	1,245,000	1,288,575
ESAL 144A 6.25% 2/5/23#	470,000	417,125
JBS USA Finance 144A 8.25% 2/1/20#	1,599,000	1,690,943
Smithfield Foods 6.625% 8/15/22	640,000	661,600
Spectrum Brands Escrow
144A 6.375% 11/15/20#	400,000	418,000
144A 6.625% 11/15/22#	1,490,000	1,549,600
Sun Merger Sub 144A 5.25% 8/1/18#	560,000	575,400
Visant 10.00% 10/1/17	1,319,000	1,233,265
		11,280,304
Energy - 13.69%
AmeriGas Finance 7.00% 5/20/22	650,000	679,250
AmeriGas Partners 6.50% 5/20/21	468,000	484,380
Antero Resources Finance
6.00% 12/1/20	2,145,000	2,177,175
Approach Resources 7.00% 6/15/21	830,000	834,150
Calumet Specialty Products Partners
9.375% 5/1/19	3,278,000	3,613,995
Chaparral Energy
7.625% 11/15/22	955,000	974,100
8.25% 9/1/21	1,253,000	1,328,180
CHC Helicopter 9.375% 6/1/21	940,000	940,000
Chesapeake Energy
5.375% 6/15/21	425,000	426,063
5.75% 3/15/23	620,000	624,650
6.125% 2/15/21	372,000	387,810
6.625% 8/15/20	1,190,000	1,285,200
Comstock Resources 7.75% 4/1/19	1,904,000	1,980,160
Drill Rigs Holdings 144A
6.50% 10/1/17#	2,120,000	2,199,500
Energy XXI Gulf Coast 144A
7.50% 12/15/21#	875,000	866,250
Exterran Partners 144A 6.00% 4/1/21#	2,035,000	1,984,125
Genesis Energy 5.75% 2/15/21	2,300,000	2,265,500
Halcon Resources 8.875% 5/15/21	2,240,000	2,307,200
Hercules Offshore
144A 7.50% 10/1/21#	915,000	919,575
144A 8.75% 7/15/21#	575,000	612,375
144A 10.50% 10/15/17#	2,927,000	3,113,596
Key Energy Services 6.75% 3/1/21	1,870,000	1,860,650
Laredo Petroleum
7.375% 5/1/22	495,000	527,175
9.50% 2/15/19	535,000	596,525
Linn Energy
144A 6.75% 11/1/19#	1,260,000	1,193,850
8.625% 4/15/20	391,000	406,151
Midstates Petroleum 144A
9.25% 6/1/21#	2,000,000	1,985,000
Murphy Oil USA 144A 6.00% 8/15/23#	1,380,000	1,380,000
Northern Oil and Gas 8.00% 6/1/20	1,895,000	1,909,213
NuStar Logistics 6.75% 2/1/21	1,250,000	1,278,125
Oasis Petroleum 144A 6.875% 3/15/22#	2,095,000	2,215,463
Offshore Group Investment
7.125% 4/1/23	925,000	906,500
PDC Energy 7.75% 10/15/22	1,975,000	2,103,375
Pioneer Energy Services
9.875% 3/15/18	1,464,000	1,588,440
Range Resources 5.00% 8/15/22	917,000	891,783
Rosetta Resources 5.625% 5/1/21	1,290,000	1,231,950
Samson Investment 144A
10.25% 2/15/20#	1,564,000	1,665,660
SandRidge Energy
7.50% 3/15/21	123,000	124,845
8.125% 10/15/22	1,301,000	1,320,515
8.75% 1/15/20	984,000	1,047,960
		54,236,414
Financials - 1.06%
E*TRADE Financial 6.375% 11/15/19	2,085,000	2,230,950
Nuveen Investments 144A
9.50% 10/15/20#	1,985,000	1,950,263
		4,181,213
Healthcare - 5.99%
Air Medical Group Holdings
9.25% 11/1/18	1,910,000	2,062,800
Alere
144A 6.50% 6/15/20#	585,000	582,806
7.25% 7/1/18	375,000	406,875
Biomet 6.50% 10/1/20	1,605,000	1,635,094
Community Health Systems
7.125% 7/15/20	1,025,000	1,036,531
8.00% 11/15/19	767,000	808,226
Healthcare Technology Intermediate
144A PIK 7.375% 9/1/18#	1,860,000	1,908,825
Immucor 11.125% 8/15/19	1,771,000	1,956,955

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Healthcare (continued)
Kinetic Concepts 10.50% 11/1/18	1,624,000	$1,800,610
MPH Intermediate Holding 2 144A PIK
8.375% 8/1/18#	930,000	956,156
Par Pharmaceutical 144A
7.375% 10/15/20#	2,890,000	3,001,988
Radnet Management 10.375% 4/1/18	1,021,000	1,084,813
Service Corp International 144A
5.375% 1/15/22#	1,095,000	1,047,094
Tenet Healthcare
144A 6.00% 10/1/20#	1,745,000	1,787,534
144A 8.125% 4/1/22#	1,135,000	1,187,494
Truven Health Analytics 10.625% 6/1/20	795,000	870,525
Valeant Pharmaceuticals International
144A 6.375% 10/15/20#	1,160,000	1,212,200
144A 7.00% 10/1/20#	355,000	378,075
		23,724,601
Insurance - 3.64%
American International Group
8.175% 5/15/58•	3,220,000	3,785,110
Hockey Merger Sub 2 144A
7.875% 10/1/21#	1,365,000	1,373,531
HUB International 144A
8.125% 10/15/18#	1,530,000	1,711,688
Liberty Mutual Group 144A
7.00% 3/15/37#•	2,074,000	2,115,480
Onex USI Acquisition 144A
7.75% 1/15/21#	2,075,000	2,085,375
XL Group 6.50% 12/29/49•	3,493,000	3,362,013
		14,433,197
Media - 7.49%
AMC Networks 4.75% 12/15/22	1,050,000	987,000
CCO Holdings 5.25% 9/30/22	2,045,000	1,901,850
Cequel Communications Holdings I 144A
6.375% 9/15/20#	1,585,000	1,624,625
Clear Channel Worldwide Holdings
7.625% 3/15/20	2,347,000	2,433,528
Columbus International 144A
11.50% 11/20/14#	1,467,000	1,584,360
CSC Holdings 6.75% 11/15/21	1,380,000	1,483,500
DISH DBS 5.00% 3/15/23	2,885,000	2,690,263
MDC Partners 144A 6.75% 4/1/20#	1,310,000	1,332,925
Nara Cable Funding 144A
8.875% 12/1/18#	2,285,000	2,415,250
Nexstar Broadcasting 144A
6.875% 11/15/20#	1,390,000	1,421,275
Nielsen Luxembourg 144A
5.50% 10/1/21#	1,185,000	1,189,444
ONO Finance II 144A 10.875% 7/15/19#	1,040,000	1,112,800
RCN Telecom Services 144A
8.50% 8/15/20#	590,000	578,200
Satelites Mexicanos 9.50% 5/15/17	1,187,000	1,305,700
Sirius XM Radio 144A 4.625% 5/15/23#	770,000	704,550
Univision Communications
144A 6.75% 9/15/22#	2,000,000	2,120,000
144A 8.50% 5/15/21#	1,108,000	1,218,800
UPCB Finance VI 144A
6.875% 1/15/22#	1,599,000	1,702,935
Virgin Media Finance 144A
6.375% 4/15/23#	1,885,000	1,885,000
		29,692,005
Real Estate - 0.16%
Brookfield Residential Properties 144A
6.125% 7/1/22#	655,000	645,175
		645,175
Services - 7.80%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18#	965,000	1,025,313
144A 10.75% 10/15/19#	3,784,000	3,821,840
Avis Budget Car Rental 5.50% 4/1/23	1,820,000	1,692,600
Carlson Wagonlit 144A
6.875% 6/15/19#	1,525,000	1,547,875
DigitalGlobe 144A 5.25% 2/1/21#	1,780,000	1,708,800
Geo Group 144A 5.125% 4/1/23#	1,440,000	1,324,800
H&E Equipment Services 7.00% 9/1/22	1,835,000	1,963,450
M/I Homes 8.625% 11/15/18	1,806,000	1,950,480
Mattamy Group 144A 6.50% 11/15/20#	2,085,000	2,069,363
MGM Resorts International
6.75% 10/1/20	545,000	573,613
7.75% 3/15/22	967,000	1,052,821
11.375% 3/1/18	1,837,000	2,346,768
PHH
6.375% 8/15/21	760,000	739,100
7.375% 9/1/19	1,090,000	1,149,950
Pinnacle Entertainment
7.75% 4/1/22	804,000	850,230
8.75% 5/15/20	119,000	130,900
PNK Finance 144A 6.375% 8/1/21#	830,000	850,750
Seven Seas Cruises 9.125% 5/15/19	1,872,000	2,049,840
Swift Services Holdings
10.00% 11/15/18	1,969,000	2,195,435
Watco 144A 6.375% 4/1/23#	965,000	960,175
Woodside Homes 144A
6.75% 12/15/21#	885,000	889,425
		30,893,528
Technology & Electronics - 4.71%
ACI Worldwide 144A 6.375% 8/15/20#	1,105,000	1,127,100
Activision Blizzard
144A 5.625% 9/15/21#	1,430,000	1,435,363
144A 6.125% 9/15/23#	605,000	609,538
BMC Software Finance 144A
8.125% 7/15/21#	2,935,000	3,059,738

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Technology & Electronics (continued)
First Data
11.25% 3/31/16	1,661,000	$1,669,305
144A 11.25% 1/15/21#	2,305,000	2,420,250
144A 11.75% 8/15/21#	925,000	897,250
Infor US 9.375% 4/1/19	1,635,000	1,835,288
j2 Global 8.00% 8/1/20	3,000,000	3,240,000
Seagate HDD Cayman 144A
4.75% 6/1/23#	140,000	135,450
Viasystems 144A 7.875% 5/1/19#	2,104,000	2,246,020
		18,675,302
Telecommunications - 7.48%
Clearwire Communications 144A
12.00% 12/1/15#	1,075,000	1,127,406
Digicel Group 144A 8.25% 9/30/20#	2,884,000	2,999,360
Equinix
4.875% 4/1/20	463,000	451,425
5.375% 4/1/23	1,277,000	1,213,150
Hughes Satellite Systems
7.625% 6/15/21	1,800,000	1,948,500
Intelsat Luxembourg
144A 7.75% 6/1/21#	1,840,000	1,911,300
144A 8.125% 6/1/23#	3,235,000	3,425,056
Level 3 Communications
11.875% 2/1/19	490,000	565,950
Level 3 Financing 7.00% 6/1/20	3,305,000	3,354,575
MetroPCS Wireless 144A
6.25% 4/1/21#	925,000	933,094
Sprint
144A 7.25% 9/15/21#	880,000	891,000
144A 7.875% 9/15/23#	685,000	700,413
Sprint Capital 6.90% 5/1/19	1,990,000	2,054,675
Wind Acquisition Finance
144A 7.25% 2/15/18#	2,925,000	3,042,000
144A 11.75% 7/15/17#	1,075,000	1,143,531
Windstream
7.50% 6/1/22	605,000	606,513
7.50% 4/1/23	540,000	535,950
144A 7.75% 10/1/21#	1,140,000	1,182,750
Zayo Group 10.125% 7/1/20	1,354,000	1,560,485
		29,647,133
Utilities - 2.05%
AES
4.875% 5/15/23	315,000	296,100
7.375% 7/1/21	1,908,000	2,108,340
Elwood Energy 8.159% 7/5/26	1,001,722	1,056,816
Enel 144A 8.75% 9/24/73#•	665,000	672,856
GenOn Americas Generation
8.50% 10/1/21*	1,572,000	1,674,180
GenOn Energy 9.875% 10/15/20	2,089,000	2,313,568
		8,121,860
GenOn Energy 9.875% 10/15/20	2,089,000	2,313,568
Total Corporate Bonds
(cost $334,212,354)		343,997,736

SENIOR SECURED LOANS - 4.78% «
Allegion U.S. Holding Tranche B
3.00% 12/26/20	600,000	601,500
Clear Channel Communications Tranche
B 3.65% 1/29/16	1,035,000	978,722
Clear Channel Communications Tranche
D 6.75% 1/30/19	920,000	852,150
Community Health Systems
5.25% 7/30/14@§	1,020,655	1,020,655
5.753% 7/30/14@§	1,099,345	1,099,345
CPG International 6.00% 9/4/14@§	1,780,000	1,780,000
Getty Images Tranche B 4.75% 9/19/19	1,255,000	1,122,702
Hostess Brands 1st Lien 6.75% 3/12/20	1,560,000	1,610,700
Hudson’s Bay 7.00% 7/29/14@§	1,765,000	1,765,000
Moxie Liberty Tranche B 7.50% 8/21/20	1,955,000	1,952,556
Panda Temple Power II Tranche B 1st
Lien 7.25% 3/28/19	1,670,000	1,705,488
Rite Aid 2nd Lien 5.75% 8/3/20	1,033,000	1,059,083
Smart & Final 2nd Lien 10.50% 11/8/20	1,575,897	1,603,476
TMS International 4.75% 8/23/14@	920,000	920,000
Toys R Us Property Tranche B
6.00% 7/31/19	875,000	865,338
Total Senior Secured Loans
(cost $18,785,080)		18,936,715

	Number of
	Shares
COMMON STOCK - 2.34%
AES	47,141	626,504
Century Communications=†	2,820,000	0
CenturyLink	28,813	904,152
DIRECTV Class A†	19,510	1,165,723
Kodiak Oil & Gas†	104,514	1,260,439
Mueller Water Products Class A	51,900	414,681
NRG Energy	40,303	1,101,481
Quiksilver†	154,896	1,088,919
Range Resources	12,186	924,796
Rexnord†	31,375	652,600
United Rentals†	19,386	1,130,010
Total Common Stock
(cost $8,362,978)		9,269,305

CONVERTIBLE PREFERRED STOCK - 0.95%
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date
12/31/49#	1,030	1,138,794

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Halcon Resources 5.75% exercise price
$6.16, expiration date 12/31/49	800	$792,000
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	10,050	613,754
SandRidge Energy 7.00% exercise price
$7.76, expiration date 12/31/49	12,300	1,230,000
Total Convertible Preferred Stock
(cost $3,532,068)		3,774,548

PREFERRED STOCK - 1.32%
Ally Financial 144A 7.00%#	2,400	2,293,350
GMAC Capital Trust I 8.125%•	40,000	1,070,000
Regions Financial 6.375%	83,000	1,872,480
Total Preferred Stock
(cost $4,764,280)		5,235,830

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 4.57%
Repurchase Agreements - 4.57%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $8,240,942 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $8,405,758)	8,240,937	8,240,937
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $9,845,074 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $10,041,966)	9,845,063	9,845,063
		18,086,000
Total Short-Term Investments
(cost $18,086,000)		18,086,000

Total Value of Securities Before
Securities Lending
Collateral - 100.98%
(cost $388,575,858)		400,125,884

	Number of
	Shares
SECURITIES LENDING COLLATERAL - 0.21%**
Investment Company
Delaware Investments Collateral Fund
No.1	845,734	845,734
Total Securities Lending Collateral
(cost $845,734)		845,734

TOTAL VALUE OF SECURITIES - 101.19%
(cost $389,421,592)■	400,971,618
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (0.21%)**	(845,734)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.97%)	(3,863,430)
NET ASSETS - 100.00%	$396,262,454
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $192,698,554, which represented 48.63% of the Series’ net assets. See Note 5 in “Notes.”
*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $6,585,000, which represented 1.66% of the Series’ net assets. See Note 5 in “Notes.”
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes.”
■	Includes $811,075 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.
§	All or a portion of this holding is subject to unfunded loan commitments. See Note 3 in “Notes.”

PIK – Pay-in-kind

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$389,527,245	$16,067,985	$(4,623,612)	$11,444,373

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-6

Delaware VIP® High Yield Series
Notes (continued)

2. Investments (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2012 will expire as follows: $6,722,565 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$—	$233,398

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$344,823,486	$—	$344,823,486
Senior Secured Loans[1]	—	16,236,715	2,700,000	18,936,715
Common Stock	9,269,305	—	—	9,269,305
Convertible Preferred Stock[2]	613,754	3,160,794	—	3,774,548
Preferred Stock[3]	2,942,480	2,293,350	—	5,235,830
Short-Term Investments	—	18,086,000	—	18,086,000
Securities Lending Collateral	—	845,734	—	845,734
Total	$12,825,539	$385,446,079	$2,700,000	$400,971,618
____________________

1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents 14% of the total market value of this security type.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 16% and 84%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.
3Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 56% and 44%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-7

Delaware VIP® High Yield Series
Notes (continued)

2. Investments (continued)
The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Unfunded Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of Sept. 30, 2013, the Series had the following unfunded loan commitments:

Borrower

Community Health Systems	$2,120,000
CPG International	1,780,000
Hudson’s Bay	1,765,000

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the value of securities on loan was $811,075, for which cash collateral was received and invested in accordance with the Lending Agreement. At Sept. 30, 2013, the value of invested collateral was $845,734. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-8

Delaware VIP® High Yield Series
Notes (continued)

5. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

NQ-VIP- 876 [9/13] 11/13 (11651)	High Yield Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 95.84%Δ
Canada - 5.93%
AuRico Gold	90,719	346,125
CGI Group Class A*†	64,588	2,266,741
Yamana Gold*	61,534	639,803
		3,252,669
China/Hong Kong - 5.26%
CNOOC	601,000	1,217,545
Techtronic Industries	221,859	578,344
Yue Yuen Industrial Holdings	391,500	1,092,940
		2,888,829
Denmark - 2.30%
Carlsberg Class B	12,265	1,264,043
		1,264,043
France - 20.75%
Alstom	21,584	768,181
AXA	73,808	1,712,997
Kering	3,812	854,275
Lafarge	17,800	1,242,019
Publicis Groupe	16,116	1,281,999
Sanofi	17,535	1,775,890
Teleperformance	22,871	1,105,838
Total	21,641	1,254,374
Vinci	23,989	1,396,554
		11,392,127
Germany - 6.88%
Bayerische Motoren Werke	10,046	1,080,388
Deutsche Post	48,563	1,610,740
Stada Arzneimittel	21,363	1,083,298
		3,774,426
Indonesia - 0.49%
Bank Rakyat Indonesia Persero	430,589	269,359
		269,359
Israel - 2.85%
Teva Pharmaceutical Industries ADR	41,400	1,564,092
		1,564,092
Italy - 3.76%
Saipem	41,712	906,051
UniCredit	181,568	1,159,462
		2,065,513
Japan - 16.74%
Don Quijote	8,000	501,490
East Japan Railway	6,556	565,085
ITOCHU	112,435	1,385,249
KDDI	24,400	1,254,043
Mitsubishi UFJ Financial Group	298,735	1,916,388
Nitori Holdings	12,729	1,165,782
Toyota Motor	37,443	2,401,746
		9,189,783
Netherlands - 2.24%
Koninklijke Philips Electronics*	38,132	1,230,177
		1,230,177
Norway - 1.68%
Subsea 7	44,478	924,591
		924,591
Russia - 2.02%
Mobile Telesystems ADR	49,800	1,108,548
		1,108,548
Sweden - 3.31%
Meda Class A	12,133	145,946
Nordea Bank	138,445	1,670,628
		1,816,574
Switzerland - 8.94%
Aryzta†	35,917	2,400,437
Novartis	23,164	1,781,634
Transocean	16,300	725,350
		4,907,421
United Kingdom - 10.82%
National Grid	44,295	523,239
Rexam	129,170	1,006,570
Rio Tinto	29,861	1,457,606
Standard Chartered	43,378	1,039,238
TESCO	238,839	1,388,496
Vodafone Group	149,108	523,343
		5,938,492
United States - 1.87%
Carnival	31,400	1,024,896
		1,024,896
Total Common Stock
(cost $43,433,395)		52,611,540

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 3.23%
Discount Notes - 1.27%≠
Federal Home Loan Bank
0.015% 10/2/13	62,855	62,855
0.025% 11/15/13	22,273	22,273
0.045% 10/23/13	320,483	320,481
0.045% 10/18/13	90,404	90,403
0.065% 11/6/13	203,884	203,882
		699,894
U.S. Treasury Obligations - 1.96%≠
U.S. Treasury Bills
0.001% 10/17/13	227,952	227,950
0.02% 12/19/13	292,247	292,241
0.028% 10/24/13	135,869	135,867
0.053% 11/14/13	417,576	417,565
		1,073,623
Total Short-Term Investments
(cost $1,773,473)		1,773,517

NQ-VIP- 878 [9/13] 11/13 (11652)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of Investments (continued)

		Value
		(U.S. $)
Total Value of Securities Before
Securities Lending
Collateral - 99.07%
(cost $45,206,868)		54,385,057

	Number of
	Shares
SECURITIES LENDING COLLATERAL - 4.48%**
Investment Company
Delaware Investments Collateral Fund
No.1	2,457,763	2,457,763
Total Securities Lending Collateral
(cost $2,457,763)		2,457,763

TOTAL VALUE OF SECURITIES - 103.55%
(cost $47,664,631)■	$56,842,820
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (4.48%)**	(2,457,763)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.93%	510,156
NET ASSETS - 100.00%	$54,895,213

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $$2,344,549 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	EUR	(8,938)	USD	12,112	10/1/13	$20
MNB	JPY	(43,780,449)	USD	441,781	10/1/13	(3,666)
						$(3,646)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

ADR – American Depositary Receipt
EUR – European Monetary Unit
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar

NQ-VIP- 878 [9/13] 11/13 (11652)	International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2013, the Series held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-VIP- 878 [9/13] 11/13 (11652)	International Value Equity Series-3

Delaware VIP® International Value Equity Series
Notes (continued)

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$48,335,620	$11,944,768	$(3,437,568)	$8,507,200

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2012 will expire as follows: $11,132,929 expires in 2016 and $12,723,821 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,084,708	$—

U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 878 [9/13] 11/13 (11652)	International Value Equity Series-4

Delaware VIP® International Value Equity Series
Notes (continued)

2. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$7,675,555	$44,935,985	$—	$52,611,540
Securities Lending Collateral	—	2,457,763	—	2,457,763
Short-Term Investments	—	1,773,517	—	1,773,517
Total	$7,675,555	$49,167,265	$—	$56,842,820
Foreign Currency Exchange Contracts	$—	$(3,646)	$—	$(3,646)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 14.59% and 85.41%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent international fair value priced investments.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at Sept. 30, 2013, a majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 878 [9/13] 11/13 (11652)	International Value Equity Series-5

Delaware VIP® International Value Equity Series
Notes (continued)

4. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the value of the securities on loan was $2,344,549, for which cash collateral was received and invested in accordance with the Lending Agreement. At Sept. 30, 2013, the value of invested collateral was $2,457,763. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities and no securities have determined to be illiquid under the Series Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 878 [9/13] 11/13 (11652)	International Value Equity Series-6

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY ASSET-BACKED SECURITY - 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	22,008	$22,551
Total Agency Asset-Backed Security
(cost $21,830)		22,551

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.96%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.991% 2/19/30•	20,387	23,691
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	625	729
Series 2003-32 PH 5.50% 3/25/32	22,989	23,163
Series 2003-52 NA 4.00% 6/25/23	114,560	122,028
Series 2003-120 BL 3.50% 12/25/18	299,863	310,330
Series 2004-49 EB 5.00% 7/25/24	23,985	26,456
Series 2005-66 FD 0.479% 7/25/35•	417,818	417,318
Series 2005-110 MB 5.50% 9/25/35	8,693	9,403
Series 2011-88 AB 2.50% 9/25/26	214,554	218,018
Series 2011-113 MC 4.00% 12/25/40	280,351	289,011
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	31,136	34,849
Series 2931 GC 5.00% 1/15/34	79,053	82,575
Series 3016 FL 0.572% 8/15/35•	155,526	155,592
Series 3027 DE 5.00% 9/15/25	26,028	28,537
Series 3067 FA 0.532% 11/15/35•	1,991,585	1,992,511
Series 3173 PE 6.00% 4/15/35	4,496	4,590
Series 3232 KF 0.632% 10/15/36•	92,245	92,399
Series 3297 BF 0.422% 4/15/37•	688,913	687,898
Series 3416 GK 4.00% 7/15/22	22,971	23,467
Series 3737 NA 3.50% 6/15/25	146,882	153,287
Series 3780 LF 0.582% 3/15/29•	436,614	437,066
Series 3800 AF 0.682% 2/15/41•	4,420,050	4,440,581
Series 3803 TF 0.582% 11/15/28•	399,818	402,048
Series 4163 CW 3.50% 4/15/40	2,579,082	2,682,389
Freddie Mac Strips
Series 19 F 1.063% 6/1/28•	5,445	5,283
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43t	1,183	1,413
Series T-58 2A 6.50% 9/25/43t	27,958	32,007
Total Agency Collateralized Mortgage
Obligations (cost $12,663,420)		12,696,639

AGENCY MORTGAGE-BACKED SECURITIES - 16.07%
Fannie Mae
4.00% 9/1/20	2,113,698	2,244,646
4.50% 5/1/41	577,459	607,722
6.50% 8/1/17	4,114	4,548
7.00% 11/15/16	1,497	1,514
Fannie Mae ARM
1.496% 8/1/37•	307,316	327,713
1.944% 1/1/35•	985,578	1,045,147
2.294% 8/1/37•	167,894	178,200
2.297% 12/1/33•	12,959	13,557
2.305% 8/1/34•	17,277	18,249
Fannie Mae ARM
2.402% 10/1/33•	7,383	7,590
2.427% 9/1/35•	221,921	234,393
2.447% 3/1/38•	4,440	4,699
2.451% 8/1/36•	21,193	22,634
2.452% 4/1/36•	9,135	9,756
2.489% 7/1/36•	19,425	20,934
2.495% 6/1/36•	40,261	43,404
2.527% 6/1/34•	14,202	14,977
2.527% 7/1/36•	19,735	21,386
2.531% 11/1/35•	3,001	3,170
2.547% 4/1/36•	210,606	222,842
2.646% 11/1/35•	99,271	105,162
3.228% 9/1/38•	810,242	865,892
3.459% 1/1/41•	157,287	163,404
5.143% 8/1/35•	3,254	3,488
5.817% 8/1/37•	82,588	88,963
Fannie Mae Relocation 30 yr
5.00% 1/1/34	23,342	25,067
Fannie Mae S.F. 15 yr
2.50% 2/1/28	2,208,667	2,224,445
3.00% 3/1/27	147,340	152,706
3.00% 11/1/27	16,483	17,091
4.00% 11/1/25	4,431,804	4,742,232
4.00% 4/1/27	637,980	677,527
4.50% 7/1/20	177,712	188,905
4.50% 9/1/20	832,065	884,134
5.00% 9/1/18	70,433	74,957
5.00% 10/1/18	1,266	1,347
5.00% 2/1/19	2,283	2,428
5.00% 5/1/21	12,781	13,603
5.00% 9/1/25	4,774,742	5,121,400
5.50% 1/1/23	7,117	7,736
5.50% 4/1/23	19,331	21,012
6.00% 3/1/18	359,284	379,811
6.00% 8/1/22	21,448	23,537
7.00% 11/1/14	25	25
7.50% 3/1/15	25	25
8.00% 10/1/16	3,339	3,501
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/28	18,255,000	18,357,684
2.50% 11/1/28	25,095,000	25,181,264
3.00% 10/1/28	14,000	14,494
3.00% 11/1/28	50,374,000	52,011,155
3.50% 10/1/28	10,470,000	11,047,485
3.50% 11/1/28	19,135,000	20,124,637
Fannie Mae S.F. 20 yr
4.00% 1/1/31	480,736	512,696
Fannie Mae S.F. 30 yr
3.50% 8/1/42	2,674,802	2,726,702
4.00% 11/1/40	290,456	304,971
4.00% 9/1/41	194,837	204,430
4.00% 1/1/43	4,302,828	4,515,231
4.50% 7/1/36	224,372	239,596

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/40	279,937	$298,878
4.50% 11/1/40	713,698	762,737
4.50% 2/1/41	333,493	356,537
4.50% 3/1/41	1,448,129	1,548,448
4.50% 5/1/41	240,528	257,790
4.50% 10/1/41	816,758	874,053
4.50% 11/1/41	734,134	785,431
4.50% 9/1/43	591,127	632,522
5.00% 4/1/33	255,100	277,537
5.00% 3/1/34	2,727	2,965
6.00% 11/1/34	2,009	2,195
6.00% 4/1/36	4,827	5,293
6.00% 1/1/38	184,980	202,439
6.50% 6/1/29	775	856
6.50% 1/1/34	1,129	1,317
6.50% 4/1/36	2,123	2,378
6.50% 6/1/36	6,395	7,182
6.50% 10/1/36	4,808	5,351
6.50% 8/1/37	1,241	1,374
7.00% 12/1/34	675	773
7.00% 12/1/35	985	1,120
7.00% 4/1/37	514,920	571,964
7.00% 12/1/37	3,143	3,579
7.50% 6/1/31	7,948	9,242
7.50% 4/1/32	389	452
7.50% 5/1/33	2,332	2,555
7.50% 6/1/34	345	401
9.00% 7/1/20	9,141	10,038
10.00% 8/1/19	4,432	4,654
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/43	170,000	178,314
4.00% 11/1/43	298,000	311,550
4.50% 11/1/43	29,658,000	31,585,773
5.50% 11/1/43	3,395,000	3,695,245
Freddie Mac ARM
2.358% 4/1/33 •	6,304	6,335
2.498% 7/1/36 •	66,504	70,807
2.592% 4/1/34 •	2,976	3,146
2.635% 7/1/38 •	994,320	1,052,947
3.47% 10/1/36 •	4,991	5,324
5.007% 8/1/38 •	16,088	16,825
5.68% 6/1/37 •	227,602	243,290
6.18% 10/1/37 •	99,101	105,929
Freddie Mac S.F. 15 yr
4.00% 11/1/13	78	77
4.00% 4/1/26	2,658,902	2,816,415
5.00% 4/1/20	60,836	64,444
5.00% 12/1/22	10,340	11,170
8.00% 5/1/15	3,892	4,007
Freddie Mac S.F. 30 yr
4.00% 11/1/40	52,378	54,747
4.50% 10/1/39	991,345	1,055,013
4.50% 3/1/42	2,452,522	2,611,523
Freddie Mac S.F. 30 yr
4.50% 10/1/43	284,000	302,424
6.00% 2/1/36	1,217,379	1,339,636
6.00% 8/1/38	2,219,935	2,419,908
7.00% 11/1/33	7,026	7,911
9.00% 4/1/17	551	597
GNMA I S.F. 15 yr
6.00% 1/15/22	948,785	1,038,351
GNMA I S.F. 30 yr
7.00% 12/15/34	27,309	31,901
7.50% 1/15/32	840	997
GNMA II S.F. 30 yr
12.00% 6/20/14	162	164
12.00% 2/20/16	120	121
Total Agency Mortgage-Backed
Securities (cost $208,547,787)		211,740,776

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.23%
Bear Stearns Commercial Mortgage
Securities
Series 2005-PWR7 A3
5.116% 2/11/41•	600,000	627,382
Series 2005-T20 A4A
5.293% 10/12/42•	455,000	486,805
Commercial Mortgage Pass Through
Certificates
Series 2005-C6 A5A
5.116% 6/10/44t•	720,000	763,397
Credit Suisse First Boston Mortgage
Securities
Series 2004-C1 A4 4.75% 1/15/37•	665,810	667,383
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46#	725,000	802,658
Goldman Sach Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38•	1,364,180	1,390,823
Series 2005-GG4 A4A
4.751% 7/10/39	2,905,000	3,033,206
Goldman Sach Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38•	915,000	991,146
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-LDP5 A4
5.368% 12/15/44•	3,558,000	3,813,287
Series 2006-LDP8 AM 5.44% 5/15/45	1,251,000	1,372,073
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A
4.989% 8/13/42	1,205,000	1,269,787
Series 2007-T27 A4 5.815% 6/11/42•	270,000	305,042

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust
Series 2013-C14 A5 3.337% 6/15/46	645,000	$624,779
Total Commercial Mortgage-Backed
Securities (cost $15,647,932)		16,147,768

CONVERTIBLE BOND - 0.23%
L-3 Communications Holdings 3.00%
exercise price $90.24, expiration date
8/1/35	2,765,000	3,024,219
Total Convertible Bond
(cost $2,714,391)		3,024,219

CORPORATE BONDS - 44.21%
Banking - 5.18%
Abbey National Treasury Services
3.05% 8/23/18	2,425,000	2,466,417
Bank of America
2.00% 1/11/18	2,495,000	2,456,205
3.875% 3/22/17	2,170,000	2,309,872
4.10% 7/24/23	1,800,000	1,792,397
Bank of Montreal 2.375% 1/25/19	5,410,000	5,418,245
Bank of New York Mellon
1.969% 6/20/17	1,830,000	1,847,982
BB&T 5.20% 12/23/15	1,670,000	1,812,187
BBVA U.S. Senior 4.664% 10/9/15	1,420,000	1,479,218
Branch Banking & Trust
0.574% 9/13/16•	4,500,000	4,447,692
Comerica 3.00% 9/16/15	2,185,000	2,275,365
JPMorgan Chase 3.45% 3/1/16	7,105,000	7,485,693
JPMorgan Chase Bank
0.584% 6/13/16•	605,000	598,530
KeyBank 5.45% 3/3/16	1,780,000	1,951,209
Morgan Stanley 4.10% 5/22/23	3,190,000	2,981,176
PNC Financial Services Group
4.483% 5/29/49•	2,715,000	2,715,000
Regions Financial 2.00% 5/15/18	2,580,000	2,507,035
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,455,317
4.625% 4/19/16	795,000	842,874
SunTrust Bank 0.552% 8/24/15•	585,000	579,168
SunTrust Banks 3.60% 4/15/16	1,505,000	1,589,841
UBS 1.264% 1/28/14•	1,276,000	1,280,241
Union Bank 2.625% 9/26/18	4,075,000	4,118,166
US Bancorp
3.15% 3/4/15	750,000	778,079
4.20% 5/15/14	1,860,000	1,905,083
USB Capital IX 3.50% 10/29/49•	2,220,000	1,709,400
USB Realty 144A 1.415% 12/22/49#•	200,000	172,000
Wachovia 0.638% 10/15/16•	10,000	9,894
Wells Fargo
2.625% 12/15/16	1,450,000	1,510,532
4.125% 8/15/23	1,780,000	1,746,358
Wells Fargo Bank 0.473% 5/16/16•	545,000	539,571
Zions Bancorp
4.50% 3/27/17	1,695,000	1,781,137
4.50% 6/13/23	2,195,000	2,180,866
7.75% 9/23/14	475,000	503,843
		68,246,593
Basic Industry - 2.13%
Barrick Gold 4.10% 5/1/23	1,570,000	1,385,194
BHP Billiton Finance USA
1.875% 11/21/16	6,860,000	7,010,707
CF Industries 6.875% 5/1/18	4,740,000	5,574,468
Freeport-McMoRan Copper & Gold 144A
3.875% 3/15/23#	1,620,000	1,496,459
Georgia-Pacific 144A 5.40% 11/1/20#	2,365,000	2,650,429
Glencore Funding 144A 2.50% 1/15/19#	3,080,000	2,890,635
International Paper 7.50% 8/15/21	2,000,000	2,464,946
Lubrizol 5.50% 10/1/14	790,000	829,236
Plains Exploration & Production
6.50% 11/15/20	2,065,000	2,218,002
Rio Tinto Finance USA 2.25% 12/14/18	1,555,000	1,535,046
		28,055,122
Brokerage - 0.44%
Jefferies Group
5.125% 1/20/23	3,115,000	3,145,228
5.875% 6/8/14	820,000	852,800
Lazard Group
6.85% 6/15/17	733,000	831,514
7.125% 5/15/15	949,000	1,027,554
		5,857,096
Capital Goods - 2.06%
Caterpillar 1.50% 6/26/17	3,665,000	3,648,508
Caterpillar Financial Services
2.45% 9/6/18	6,430,000	6,554,517
Ingersoll-Rand Global Holding 144A
2.875% 1/15/19#	4,260,000	4,251,616
John Deere Capital 1.70% 1/15/20	2,255,000	2,131,442
United Technologies 1.80% 6/1/17	4,425,000	4,506,278
URS 144A 4.35% 4/1/17#	3,585,000	3,666,082
Waste Management 2.60% 9/1/16	2,365,000	2,445,743
		27,204,186
Communications - 3.68%
American Tower Trust I 144A
1.551% 3/15/18#	3,090,000	3,017,994
CC Holdings GS V 3.849% 4/15/23	4,695,000	4,241,867
COX Communications
144A 3.25% 12/15/22#	605,000	538,290
144A 5.875% 12/1/16#	1,550,000	1,725,545
Crown Castle Towers 144A
3.214% 8/15/15#	795,000	811,203
DIRECTV Holdings
2.40% 3/15/17	1,980,000	1,990,803
3.50% 3/1/16	1,510,000	1,575,063

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Discovery Communications
3.70% 6/1/15	2,650,000	$2,772,957
Interpublic Group 2.25% 11/15/17	1,155,000	1,135,544
Rogers Communications 7.50% 3/15/15	1,262,000	1,382,685
SBA Tower Trust 144A 2.24% 4/16/18#	1,660,000	1,640,841
SES 144A 3.60% 4/4/23#	3,175,000	3,005,471
Telecom Italia Capital 5.25% 11/15/13	300,000	301,364
Telefonica Emisiones 3.192% 4/27/18	3,865,000	3,817,573
Time Warner Cable
5.85% 5/1/17	6,205,000	6,753,330
7.50% 4/1/14	1,420,000	1,466,350
8.25% 2/14/14	495,000	508,160
Verizon Communications
0.858% 3/28/14•	2,200,000	2,204,640
4.50% 9/15/20	3,640,000	3,876,804
5.15% 9/15/23	3,125,000	3,355,891
Virgin Media Secured Finance
6.50% 1/15/18	2,200,000	2,296,250
		48,418,625
Consumer Cyclical - 6.91%
American Honda Finance 144A
1.60% 2/16/18#	4,665,000	4,594,078
Carnival 1.20% 2/5/16	5,925,000	5,891,186
Daimler Finance North America 144A
1.875% 1/11/18#	5,550,000	5,500,372
Dollar General
1.875% 4/15/18	960,000	932,637
4.125% 7/15/17	465,000	494,618
eBay 1.35% 7/15/17	675,000	670,925
Ford Motor Credit
4.25% 2/3/17	1,200,000	1,283,227
5.00% 5/15/18	4,285,000	4,705,149
General Motors 144A 3.50% 10/2/18#	1,960,000	1,964,900
Historic TW 6.875% 6/15/18	1,340,000	1,610,600
Home Depot 2.25% 9/10/18	7,355,000	7,441,480
Hyundai Capital America
144A 2.125% 10/2/17#	260,000	259,608
144A 4.00% 6/8/17#	1,445,000	1,529,443
International Game Technology
5.35% 10/15/23	2,070,000	2,118,672
Lowe’s 1.625% 4/15/17	5,440,000	5,465,606
Marriott International 3.375% 10/15/20	1,720,000	1,717,057
Target 0.436% 7/18/14•	8,700,000	8,713,584
Time Warner
3.15% 7/15/15	2,200,000	2,290,961
5.875% 11/15/16	2,145,000	2,431,149
Viacom
2.50% 12/15/16	4,960,000	5,086,316
2.50% 9/1/18	5,875,000	5,870,940
Walgreen 1.80% 9/15/17	7,175,000	7,206,484
Wal-Mart Stores
1.50% 10/25/15	1,970,000	2,007,093
Wal-Mart Stores
1.95% 12/15/18	5,000,000	4,996,270
Western Union
2.875% 12/10/17	1,595,000	1,631,076
3.65% 8/22/18	610,000	633,664
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,984,884
		91,031,979
Consumer Non-Cyclical - 6.39%
AbbVie 1.75% 11/6/17	5,475,000	5,435,388
Allergan 1.35% 3/15/18	1,670,000	1,629,957
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,257,124
Baxter International 1.85% 6/15/18	3,045,000	3,045,703
Boston Scientific 2.65% 10/1/18	2,515,000	2,519,027
CareFusion
144A 3.30% 3/1/23#	1,875,000	1,759,892
6.375% 8/1/19	980,000	1,123,721
Celgene 2.30% 8/15/18	6,055,000	6,059,166
CR Bard 1.375% 1/15/18	5,465,000	5,300,258
Edwards Lifesciences 2.875% 10/15/18	2,900,000	2,891,944
Express Scripts Holding
3.50% 11/15/16	3,660,000	3,876,419
Heineken 144A 1.40% 10/1/17#	7,635,000	7,513,558
Ingredion 1.80% 9/25/17	2,460,000	2,427,838
Korea Expressway 144A
1.875% 10/22/17#	1,855,000	1,815,934
Kraft Foods Group 2.25% 6/5/17	5,115,000	5,221,182
Mattel 1.70% 3/15/18	4,085,000	4,015,122
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,289,171
Mylan 144A 2.60% 6/24/18#	5,400,000	5,396,404
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,148,330
Pernod-Ricard
144A 2.95% 1/15/17#	3,560,000	3,696,302
144A 5.75% 4/7/21#	1,145,000	1,279,223
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,462,981
5.45% 11/1/15	2,200,000	2,386,083
SABMiller Holdings 144A
2.45% 1/15/17#	4,980,000	5,120,521
Yale University 2.90% 10/15/14	552,000	566,476
		84,237,724
Electric - 2.56%
American Electric Power
1.65% 12/15/17	2,770,000	2,723,996
Appalachian Power 3.40% 5/24/15	1,445,000	1,501,325
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,901,145
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,000,705
Electricite de France 144A
5.25% 12/29/49#•	2,255,000	2,136,856
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	2,009,809
Kansas City Power & Light
6.375% 3/1/18	3,715,000	4,327,035

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NV Energy 6.25% 11/15/20	2,580,000	$3,015,623
PPL Capital Funding 1.90% 6/1/18	3,320,000	3,262,355
Southern 2.45% 9/1/18	7,765,000	7,849,514
		33,728,363
Energy - 3.35%
Apache 1.75% 4/15/17	1,685,000	1,700,335
BG Energy Capital 144A
2.875% 10/15/16#	3,535,000	3,703,422
CNOOC Finance 2013 3.00% 5/9/23	1,615,000	1,454,537
Halliburton 3.50% 8/1/23	2,845,000	2,825,677
Noble Holding International
3.05% 3/1/16	6,710,000	6,921,620
Petrobras Global Finance
3.00% 1/15/19	1,450,000	1,367,234
Petrobras International Finance
3.50% 2/6/17	5,455,000	5,552,923
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,239,538
Schlumberger Investment 144A
1.95% 9/14/16#	2,875,000	2,939,026
Schlumberger Norge 144A
1.95% 9/14/16#	3,675,000	3,756,842
Shell International Finance
3.10% 6/28/15	980,000	1,024,166
Total Capital 2.125% 8/10/18	4,105,000	4,146,707
Transocean 2.50% 10/15/17	2,025,000	2,032,373
Woodside Finance
144A 4.50% 11/10/14#	1,100,000	1,138,702
144A 8.125% 3/1/14#	290,000	298,050
		44,101,152
Finance Companies - 1.14%
CDP Financial 144A 3.00% 11/25/14#	2,065,000	2,124,082
General Electric Capital
0.514% 9/15/14•	1,390,000	1,394,241
144A 3.80% 6/18/19#	1,355,000	1,419,079
4.375% 9/16/20	4,265,000	4,544,375
5.25% 6/29/49•	1,200,000	1,115,400
6.00% 8/7/19	3,785,000	4,410,437
		15,007,614
Insurance - 2.58%
American International Group
6.40% 12/15/20	1,940,000	2,289,495
8.25% 8/15/18	2,935,000	3,667,033
Chubb 6.375% 3/29/67•	1,190,000	1,282,225
ING U.S. 2.90% 2/15/18	4,720,000	4,744,091
Metlife 1.756% 12/15/17	3,605,000	3,581,971
Metropolitan Life Global Funding I
144A 1.875% 6/22/18#	1,435,000	1,419,617
144A 3.00% 1/10/23#	1,655,000	1,563,207
144A 3.125% 1/11/16#	2,965,000	3,092,605
Pricoa Global Funding I 144A
1.60% 5/29/18#	920,000	898,705
Principal Financial Group
1.85% 11/15/17	3,665,000	3,636,944
Prudential Financial 3.875% 1/14/15	30,000	31,192
WellPoint 1.875% 1/15/18	5,925,000	5,879,099
ZFS Finance USA Trust II 144A
6.45% 12/15/65#•	1,775,000	1,885,938
		33,972,122
Natural Gas - 2.80%
El Paso Pipeline Partners Operating
6.50% 4/1/20	3,840,000	4,434,924
Energy Transfer Partners
3.60% 2/1/23	1,935,000	1,805,934
4.15% 10/1/20	6,975,000	7,178,935
8.50% 4/15/14	93,000	96,593
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,625,100
9.75% 1/31/14	805,000	828,430
GDF Suez 144A 1.625% 10/10/17#	5,370,000	5,352,843
Kinder Morgan Energy Partners
4.15% 2/1/24	4,700,000	4,621,402
Sempra Energy 2.30% 4/1/17	3,460,000	3,529,594
TransCanada PipeLines
3.40% 6/1/15	1,480,000	1,546,633
6.35% 5/15/67•	415,000	428,603
Williams Partners 7.25% 2/1/17	3,821,000	4,452,202
		36,901,193
Real Estate - 0.72%
Health Care REIT 3.625% 3/15/16	2,490,000	2,613,183
Simon Property Group 2.80% 1/30/17	5,650,000	5,858,756
UDR 3.70% 10/1/20	970,000	976,395
		9,448,334
Technology - 3.25%
Apple
1.00% 5/3/18	6,440,000	6,210,259
2.40% 5/3/23	1,820,000	1,650,897
Broadridge Financial Solutions
3.95% 9/1/20	1,320,000	1,334,904
Corning 1.45% 11/15/17	2,730,000	2,701,390
EMC 2.65% 6/1/20	4,910,000	4,867,730
Fidelity National Information Services
3.50% 4/15/23	440,000	396,575
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,890,200
3.30% 12/9/16	1,565,000	1,629,440
International Business Machines
1.25% 2/6/17	6,800,000	6,827,860
1.25% 2/8/18	1,240,000	1,220,058
Microsoft 2.125% 11/15/22	1,925,000	1,754,961
National Semiconductor 6.60% 6/15/17	925,000	1,082,679
NetApp
2.00% 12/15/17	1,900,000	1,872,429

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Technology (continued)
NetApp
3.25% 12/15/22	1,255,000	$1,154,587
Total System Services
2.375% 6/1/18	1,455,000	1,420,981
3.75% 6/1/23	1,385,000	1,284,482
Xerox
1.083% 5/16/14•	1,410,000	1,412,153
5.625% 12/15/19	1,360,000	1,512,966
6.35% 5/15/18	2,250,000	2,586,785
		42,811,336
Transportation - 1.02%
Burlington Northern Santa Fe
7.00% 2/1/14	1,585,000	1,617,347
CSX 5.60% 5/1/17	950,000	1,062,454
ERAC USA Finance
144A 1.40% 4/15/16#	4,160,000	4,143,643
144A 2.25% 1/10/14#	3,120,000	3,133,404
Penske Truck Leasing 144A
3.75% 5/11/17#	630,000	659,984
United Parcel Service 5.125% 4/1/19	2,415,000	2,776,728
		13,393,560
Total Corporate Bonds
(cost $582,313,089)		582,414,999

MUNICIPAL BOND - 0.12%
Railsplitter Tobacco Settlement
Authority, Illinois Revenue
5.00% 6/1/15	1,475,000	1,574,312
Total Municipal Bond
(cost $1,507,486)		1,574,312

NON-AGENCY ASSET-BACKED SECURITIES - 31.54%
Ally Master Owner Trust
Series 2010-4 A 1.252% 8/15/17•	8,465,000	8,556,329
Series 2011-1 A1 1.052% 1/15/16•	1,320,000	1,322,038
Series 2012-3 A1 0.882% 7/15/17•	6,500,000	6,533,566
Series 2013-2 A 0.632% 4/15/18•	5,300,000	5,287,821
American Express Credit Account Master
Trust
Series 2011-1 B 0.882% 4/17/17•	3,100,000	3,106,380
Series 2012-4 A 0.422% 5/15/20•	2,500,000	2,493,705
Series 2013-1 A 0.602% 2/16/21•	9,730,000	9,730,000
Ameriquest Mortgage Securities
Series 2003-11 AF6 5.64% 12/25/33	22,878	23,313
ARI Fleet Lease Trust
Series 2012-A A 144A
0.732% 3/15/20#•	2,109,962	2,114,496
Series 2012-B A 144A
0.482% 1/15/21#•	3,874,492	3,867,809
Bank of America Credit Card Trust
Series 2007-A4 A4 0.222% 11/15/19•	2,150,000	2,137,079
Series 2008-C5 C5 4.932% 3/15/16•	7,550,000	7,563,990
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A
0.582% 9/15/17#•	7,500,000	7,505,970
BMW Vehicle Lease Trust
Series 2012-1 A3 0.75% 2/20/15	3,075,000	3,078,367
Cabela’s Master Credit Card Trust
Series 2010-2A A2 144A
0.882% 9/17/18#•	2,295,000	2,313,142
Series 2012-1A A2 144A
0.712% 2/18/20#•	7,930,000	7,954,742
Series 2012-2A A2 144A
0.662% 6/15/20#•	13,065,000	13,069,364
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11
0.272% 6/17/19•	3,000,000	2,984,355
Series 2007-A1 A1 0.232% 11/15/19•	8,080,000	8,006,529
Series 2007-A5 A5 0.222% 7/15/20•	5,250,000	5,155,652
Series 2007-A7 A7 5.75% 7/15/20	665,000	770,680
Series 2013-A2 A2 0.362% 2/15/19•	8,600,000	8,584,572
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32	12,452	12,459
Chase Issuance Trust
Series 2007-A8 A 0.202% 3/15/17•	2,250,000	2,246,020
Series 2007-B1 B1 0.432% 4/15/19•	6,000,000	5,905,650
Series 2012-A2 A2 0.452% 5/15/19•	12,000,000	11,996,676
Series 2012-A6 A 0.312% 8/15/17•	12,000,000	11,984,052
Series 2012-A9 A9 0.332% 10/16/17•	5,300,000	5,294,366
Series 2012-A10 A10
0.442% 12/16/19•	3,815,000	3,795,273
Series 2013-A3 A3 0.462% 4/15/20•	7,450,000	7,393,767
Chesapeake Funding
Series 2012-1A A 144A
0.932% 11/7/23#•	5,011,043	5,024,157
Series 2012-2A A 144A
0.632% 5/7/24#•	4,030,000	4,022,343
Citibank Credit Card Issuance Trust
Series 2013-A1 A1 0.28% 4/24/17•	8,545,000	8,531,490
Series 2013-A2 A2 0.46% 5/26/20•	4,880,000	4,850,740
Citibank Omni Master Trust
Series 2009-A14A A14 144A
2.932% 8/15/18#•	10,075,000	10,286,011
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	132,726	138,161
Discover Card Execution Note Trust
Series 2010-A2 A2 0.762% 3/15/18•	5,450,000	5,484,482
Series 2011-A4 A4 0.532% 5/15/19•	1,000,000	999,623
Series 2012-A4 A4 0.552% 11/15/19•	10,135,000	10,138,689
Series 2012-A5 A5 0.382% 1/16/18•	4,350,000	4,351,653
Series 2013-A1 A1 0.482% 8/17/20•	4,925,000	4,917,214
Series 2013-A3 A3 0.362% 10/15/18•	8,580,000	8,565,946

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing
Series 2012-1 A2 144A
1.14% 11/20/17#	328,428	$329,010
Series 2013-2 A2 144A
1.06% 3/20/19#	6,100,000	6,103,983
Ford Credit Floorplan Master Owner
Trust A
Series 2010-3 A2 144A
1.882% 2/15/17#•	9,125,000	9,292,489
Series 2011-1 A2 0.782% 2/15/16•	5,410,000	5,418,256
Series 2013-1 A2 0.562% 1/15/18•	4,750,000	4,746,053
Series 2013-3 A2 0.482% 6/15/17•	2,000,000	1,996,650
Series 2013-5 A1 1.50% 9/15/18	7,550,000	7,611,140
GE Capital Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,005,000	993,965
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.93% 4/22/19•	16,930,000	17,052,692
Series 2012-4 A 0.62% 10/20/17•	4,955,000	4,960,560
Series 2013-1 A 0.58% 4/20/18•	13,195,000	13,163,002
GE Equipment Midticket
Series 2013-1 A3 0.95% 3/22/17	2,445,000	2,451,113
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	3,280,000	3,273,220
Golden Credit Card Trust
Series 2012-3A A 144A
0.632% 7/17/17#•	7,725,000	7,736,572
Series 2012-5A A 144A
0.79% 9/15/17#	565,000	565,342
Series 2013-1A A 144A
0.432% 2/15/18#•	5,950,000	5,927,188
Series 2013-2A A 144A
0.611% 9/15/18#•	6,500,000	6,499,999
Gracechurch Card Funding
Series 2012-1A A1 144A
0.882% 2/15/17#•	8,640,000	8,682,759
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A
1.06% 11/15/17#	6,000,000	6,023,172
Master Credit Card Trust II
Series 2012-2A A 144A
0.78% 4/21/17#	3,700,000	3,688,822
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35#•	4,579	4,602
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,567,875
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	1,545,000	1,545,236
Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A
0.452% 11/15/16#•	3,450,000	3,450,000
Motor
Series 2013-1A A1 144A
0.679% 2/25/21#•	4,940,000	4,943,937
Navistar Financial Dealer Note Master
Owner Trust II
Series 2011-1 A 144A
1.329% 10/25/16#•	1,390,000	1,390,627
Navistar Financial Owner Trust
Series 2012-A A2 144A
0.85% 3/18/15#	628,007	628,113
Nissan Master Owner Trust Receivables
Series 2012-A A 0.652% 5/15/17•	14,907,000	14,940,287
Series 2013-A A 0.482% 2/15/18•	3,995,000	3,988,296
Penarth Master Issuer
Series 2012-1A A1 144A
0.749% 3/18/14#•	7,100,000	7,115,379
PFS Financing
Series 2012-AA A 144A
1.382% 2/15/16#•	9,685,000	9,701,222
Series 2013-AA A 144A
0.732% 2/15/18#•	5,480,000	5,443,865
Residential Asset Securities
Series 2006-KS3 AI3
0.349% 4/25/36•	26,325	26,099
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.582% 10/15/15#•	1,977,000	1,991,055
Trinity Rail Leasing
Series 2012-1A A1 144A
2.266% 1/15/43#	1,561,526	1,534,710
Volkswagen Credit Auto Master Owner
Trust
Series 2011-1A Note 144A
0.86% 9/20/16#•	11,640,000	11,728,243
Total Non-Agency Asset-Backed
Securities
(cost $416,835,412)		415,614,204

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.02%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35	36,495	36,440
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	43,344	45,253
Series 2005-6 7A1 5.50% 7/25/20	35,972	37,348
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1
2.815% 5/25/33t•	7,191	7,227
Series 2003-46 1A1
2.962% 1/19/34t•	7,140	7,169

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27#•	10,576	$11,158
MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33•	7,636	7,723
Series 2005-6 7A1 5.195% 6/25/35•	29,591	27,628
Washington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00%
10/25/18t	16,824	17,321
Total Non-Agency Collateralized
Mortgage Obligations
(cost $181,107)		197,267

SHORT-TERM INVESTMENTS - 17.44%
Discount Notes - 6.38%≠
Federal Home Loan Bank
0.015% 10/2/13	22,136,261	22,136,261
0.025% 11/15/13	5,647,812	5,647,739
0.045% 10/18/13	17,462,993	17,462,906
0.047% 10/23/13	33,901,528	33,901,324
0.065% 11/6/13	4,852,036	4,851,987
		84,000,217
Repurchase Agreements - 3.68%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $22,112,388 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $22,554,629)	22,112,376	22,112,376
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $26,416,653 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $26,944,962)	26,416,624	26,416,624
		48,529,000
U.S. Treasury Obligations - 7.38%≠
U.S. Treasury Bills
0.001% 10/17/13	17,682,195	17,682,036
0.015% 10/10/13	17,515,088	17,515,018
0.02% 12/19/13	23,696,456	23,695,935
0.028% 10/24/13	14,527,030	14,526,827
0.053% 11/14/13	23,835,795	23,835,151
		97,254,967
Total Short-Term Investments
(cost $229,781,455)		229,784,184

TOTAL VALUE OF SECURITIES - 111.82%
(cost $1,470,213,909)	1,473,216,919
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (11.82%)+«	(155,679,328)
NET ASSETS - 100.00%	$1,317,537,591
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $265,715,744, which represented 20.17% of the Series’ net assets. See Note 5 in “Notes.”
t	Pass Through Agreement. Security represents the contactual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+	Of this amount, $270,887,602 represents payable for securities purchased, $100,600,384 represents receivable for securities sold and includes $3,080,000 cash collateral for futures contracts as of Sept. 30, 2013.
«	Includes foreign currency valued at $1,490,416 with a cost of $1,421,946.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of Investments (continued)

The following futures contracts were outstanding at Sept. 30, 2013:1

Futures Contracts				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(443) U.S. Treasury Long Bond	$(57,157,044)	$(59,085,125)	1/1/14	$(1,928,081)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-9

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust–Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

To Be Announced Trades (TBA) — The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Notes (continued)

1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2013 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,470,277,916	$12,835,272	$(9,896,269)	$2,939,003

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$647,468,093	$8,951,112	$656,419,205
Corporate Debt	—	585,439,218	—	585,439,218
Municipal Bond	—	1,574,312	—	1,574,312
Short-Term Investments	—	229,784,184	—	229,784,184
Total	$—	$1,464,265,807	$8,951,112	$1,473,216,919
Futures Contracts	$(1,928,081)	$—	$—	$(1,928,081)

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Notes (continued)

2. Investments (continued)
1Security type is valued across multiple levels. The amount attributed to Level 3 investments represents 1% of the total market value of this security type.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency contracts were outstanding at Sept. 30, 2013.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Sept. 30, 2013, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Sept. 30, 2013, the Series did not enter into any CDS contracts as a seller of protection. No CDS contracts were outstanding at Sept. 30, 2013.

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series
Notes (continued)

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

The Series had no securities out on loan as of Sept. 30, 2013.

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series
Notes (continued)

5. Credit and Market Risk (continued)
The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of Sept. 30, 2013, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

NQ-VIP- 862 [9/13] 11/13 (11659)	Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 95.14%
Diversified REITs - 4.88%
Cousins Properties	269,800	$2,776,242
Lexington Realty Trust	255,263	2,866,603
Vornado Realty Trust	173,968	14,623,750
		20,266,595
Healthcare REITs - 8.60%
HCP	298,985	12,243,436
Health Care REIT	62,770	3,915,593
Healthcare Realty Trust	176,675	4,082,959
Healthcare Trust of America Class A	189,650	1,995,118
LTC Properties	46,515	1,766,640
Ventas	190,124	11,692,626
		35,696,372
Hotel REITs - 7.23%
Host Hotels & Resorts	854,158	15,092,972
RLJ Lodging Trust	212,850	4,999,847
Strategic Hotels & Resorts†	468,090	4,063,021
Summit Hotel Properties	275,050	2,527,710
Sunstone Hotel Investors	261,627	3,333,128
		30,016,678
Industrial REITs - 8.43%
DCT Industrial Trust	473,497	3,404,443
First Industrial Realty Trust	319,509	5,198,411
First Potomac Realty Trust	266,380	3,348,397
ProLogis	613,077	23,063,957
		35,015,208
Mall REITs - 16.96%
CBL & Associates Properties	289,311	5,525,840
General Growth Properties	575,632	11,103,941
Macerich	155,210	8,760,052
Simon Property Group	303,703	45,017,896
		70,407,729
Manufactured Housing REIT - 0.50%
Equity Lifestyle Properties	60,528	2,068,242
		2,068,242
Multifamily REITs - 16.82%
American Campus Communities	61,125	2,087,419
Apartment Investment & Management	206,320	5,764,581
AvalonBay Communities	158,389	20,129,654
BRE Properties	142,104	7,213,199
Camden Property Trust	122,796	7,544,586
Colonial Properties Trust	122,900	2,764,021
Equity Residential	291,850	15,634,405
Essex Property Trust	58,895	8,698,792
		69,836,657
Office REITs - 10.87%
Boston Properties	137,865	14,737,769
Brandywine Realty Trust	401,750	5,295,065
Corporate Office Properties Trust	247,725	5,722,448
Douglas Emmett	135,175	3,172,557
Highwoods Properties	83,649	2,953,646
Kilroy Realty	124,350	6,211,283
SL Green Realty	79,188	7,035,062
		45,127,830
Office/Industrial REITs - 4.75%
Duke Realty	442,675	6,834,902
DuPont Fabros Technology	71,275	1,836,757
Liberty Property Trust	181,955	6,477,598
PS Business Parks	61,090	4,558,536
		19,707,793
Self-Storage REITs - 5.74%
Extra Space Storage	139,136	6,365,472
Public Storage	108,707	17,452,909
		23,818,381
Shopping Center REITs - 8.66%
DDR	532,221	8,361,192
Federal Realty Investment Trust	41,314	4,191,305
Kimco Realty	502,669	10,143,860
Ramco-Gershenson Properties Trust	263,850	4,065,929
Regency Centers	125,614	6,073,437
Tanger Factory Outlet Centers	95,675	3,123,789
		35,959,512
Single Tenant REIT - 0.72%
National Retail Properties	93,722	2,982,234
		2,982,234
Specialty REIT - 0.98%
EPR Properties	83,285	4,059,311
		4,059,311
Total Common Stock
(cost $382,642,193)		394,962,542

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 4.81%
Discount Notes - 1.41%≠
Federal Home Loan Bank
0.045% 10/18/13	1,188,882	1,188,876
0.045% 10/23/13	3,216,369	3,216,350
0.065% 11/6/13	1,450,365	1,450,350
		5,855,576
Repurchase Agreements - 2.04%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $3,852,547 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $3,929,597)	3,852,545	3,852,545

NQ-VIP- 880 [9/13] 11/13 (11647)	REIT Series-1

Delaware VIP® REIT Series
Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $4,602,460 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $4,694,505)	4,602,455	$4,602,455
		8,455,000
U.S. Treasury Obligations - 1.36%≠
U.S. Treasury Bills
0.001% 10/17/13	840,233	840,225
U.S. Treasury Bills
0.015% 10/10/13	1,878,868	1,878,861
0.02% 12/19/13	497,846	497,835
0.028% 10/24/13	1,309,831	1,309,813
0.053% 11/14/13	1,139,944	1,139,913
		5,666,647
Total Short-Term Investments
(cost $19,976,994)		19,977,223

TOTAL VALUE OF SECURITIES - 99.95%
(cost $402,619,187)	414,939,765
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.05%	224,552
NET ASSETS - 100.00%	$415,164,317
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [9/13] 11/13 (11647)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$415,785,710	$21,781,904	$(22,627,849)	$(845,945)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2012 will expire as follows: $71,778,575 expires in 2017.

NQ-VIP- 880 [9/13] 11/13 (11647)	REIT Series-3

Delaware VIP® REIT Series
Notes (continued)

2. Investments (continued)
On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$394,962,542	$—	$394,962,542
Short-Term Investments	—	19,977,223	19,977,223
Total	$394,962,542	$19,977,223	$414,939,765

During the period ended Sept. 30, 2013 , there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 880 [9/13] 11/13 (11647)	REIT Series-4

Delaware VIP® REIT Series
Notes (continued)

3. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Managment Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the Series had no securities on loan.

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 880 [9/13] 11/13 (11647)	REIT Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 99.40%
Basic Industry - 10.08%
Albemarle	191,500	$12,053,010
Berry Plastics Group†	479,800	9,581,606
Chemtura†	573,100	13,175,569
Cytec Industries	151,400	12,317,904
Fuller (H.B.)	400,500	18,098,595
Glatfelter	364,600	9,869,722
Kaiser Aluminum	173,200	12,340,500
Olin	285,900	6,595,713
Valspar	111,000	7,040,730
		101,073,349
Business Services - 1.37%
Brink’s	194,800	5,512,840
United Stationers	189,000	8,221,500
		13,734,340
Capital Spending - 10.01%
Actuant Class A	269,600	10,471,264
Altra Holdings@	359,500	9,674,145
Chicago Bridge & Iron	282,200	19,124,694
EnPro Industries†	120,200	7,237,242
ITT	344,500	12,384,775
Regal-Beloit	163,300	11,092,969
United Rentals†	521,400	30,392,406
		100,377,495
Consumer Cyclical - 3.39%
Barnes Group	70,890	2,475,479
Dana Holdings	510,500	11,659,820
Knoll	323,100	5,473,314
Meritage Homes†	243,800	10,471,210
Standard Motor Products	122,600	3,942,816
		34,022,639
Consumer Services - 12.64%
Big Lots†	239,600	8,886,764
Brinker International	154,700	6,269,991
Cato Class A	365,600	10,229,488
CEC Entertainment	116,100	5,324,346
Cheesecake Factory	227,300	9,989,835
Children’s Place Retail Stores†	120,400	6,966,344
Finish Line Class A	388,500	9,661,995
Genesco†	111,500	7,312,170
Guess	130,100	3,883,485
Hanesbrands	204,200	12,723,702
Madden (Steven)†	138,800	7,471,604
Men’s Wearhouse	175,200	5,965,560
Meredith	196,100	9,338,282
Rent-A-Center	190,400	7,254,240
Stage Stores	310,525	5,962,080
Texas Roadhouse	362,000	9,513,360
		126,753,246
Consumer Staples - 0.39%
Pinnacle Foods	147,300	3,899,031
		3,899,031
Energy - 7.67%
Helix Energy Solutions Group†	762,600	19,347,162
Jones Energy Class A†	203,100	3,332,871
Patterson-UTI Energy	601,200	12,853,656
Southwest Gas	243,600	12,180,000
Stone Energy†	99,837	3,237,714
Whiting Petroleum†	433,900	25,968,915
		76,920,318
Financial Services - 20.61%
Bank of Hawaii	257,200	14,004,540
Boston Private Financial Holdings	641,000	7,115,100
Community Bank System@	398,900	13,610,468
CVB Financial	264,800	3,580,096
East West Bancorp	757,836	24,212,860
First Financial Bancorp	521,100	7,905,087
First Midwest Bancorp	431,200	6,515,432
Hancock Holding	429,200	13,468,296
Independent Bank@	336,400	12,009,480
Infinity Property & Casualty@	190,700	12,319,220
Main Street Capital	237,200	7,099,396
NBT Bancorp@	465,900	10,706,382
Platinum Underwriters Holdings	341,600	20,403,768
S&T Bancorp	228,500	5,534,270
Selective Insurance Group@	571,600	14,004,200
StanCorp Financial Group	100,000	5,502,000
Validus Holdings	220,321	8,147,471
Webster Financial	471,000	12,024,630
WesBanco@	286,600	8,520,618
		206,683,314
Healthcare - 7.16%
Cooper	56,300	7,301,547
Haemonetics†	204,000	8,135,520
Owens & Minor	225,550	7,801,775
Service International	596,500	11,106,830
STERIS	209,700	9,008,712
Teleflex	136,700	11,247,676
Universal Health Services Class B	120,400	9,028,796
VCA Antech†	299,400	8,221,524
		71,852,380
Real Estate - 6.39%
Alexander & Baldwin†	235,971	8,499,675
Brandywine Realty Trust	683,133	9,003,693
Education Realty Trust	499,500	4,545,450
Healthcare Realty Trust	267,400	6,179,614
Highwoods Properties	270,900	9,565,479
Lexington Realty Trust	805,300	9,043,519
Ramco-Gershenson Properties Trust	371,700	5,727,897
Summit Hotel Properties	464,238	4,266,347
Washington Real Estate Investment
Trust	288,900	7,300,503
		64,132,177

NQ-VIP- 884 [9/13] 11/13 (11660)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Technology - 14.39%
Black Box@	160,802	$4,926,973
Brocade Communications Systems†	1,278,100	10,288,705
Cirrus Logic*†	512,200	11,616,696
Compuware	1,260,600	14,118,720
Electronics for Imaging†	276,200	8,750,016
NetScout Systems†	305,900	7,821,863
ON Semiconductor†	1,365,700	9,969,610
Premiere Global Services@†	607,550	6,051,198
PTC†	434,400	12,349,992
RF Micro Devices†	977,700	5,514,228
Synopsys†	496,500	18,718,050
Tech Data†	199,000	9,932,090
Teradyne†	630,200	10,410,904
Vishay Intertechnology*†	1,076,000	13,869,640
		144,338,685
Transportation - 2.95%
Kirby†	76,200	6,595,110
Matson	268,900	7,053,247
Saia†	211,750	6,602,365
Werner Enterprises	399,200	9,313,336
		29,564,058
Utilities - 2.35%
Black Hills	155,500	7,753,230
El Paso Electric	217,500	7,264,500
NorthWestern	189,800	8,525,816
		23,543,546
Total Common Stock
(cost $649,820,709)		996,894,578

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 0.77%
Discount Notes - 0.16%≠
Federal Home Loan Bank
0.025% 11/15/13	29,154	29,153
0.045% 10/18/13	329,026	329,025
0.051% 10/23/13	896,422	896,417
0.065% 11/6/13	409,140	409,136
		1,663,731
Repurchase Agreements - 0.31%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $1,402,045 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $1,430,085)	1,402,044	1,402,044
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $1,674,958 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $1,708,456)	1,674,956	1,674,956
		3,077,000
U.S. Treasury Obligations - 0.30%≠
U.S. Treasury Bills
0.001% 10/17/13	52,054	52,053
0.015% 10/10/13	1,437,523	1,437,518
0.02% 12/19/13	481,040	481,029
0.028% 10/24/13	262,302	262,298
0.053% 11/14/13	778,955	778,934
		3,011,832
Total Short-Term Investments
(cost $7,752,472)		7,752,563

Total Value of Securities Before
Securities Lending
Collateral - 100.17%
(cost $657,573,181)		1,004,647,141

	Number of
	Shares
SECURITIES LENDING COLLATERAL - 0.03% **
Investment Company
Delaware Investments Collateral Fund No.1	315,411	315,411
Total Securities Lending Collateral
(cost $315,411)		315,411

NQ-VIP- 884 [9/13] 11/13 (11660)	Small Cap Value Series-2

Delaware VIP® Small Cap Value Series
Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES - 100.20%
(cost $657,888,592)■	$1,004,962,552
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (0.03%)**	(315,411)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.17%)	(1,735,576)
NET ASSETS - 100.00%	$1,002,911,565
____________________

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $91,822,684, which represented 9.16% of the Series’ net assets. See Note 4 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $306,106 of securities loaned.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

NQ-VIP- 884 [9/13] 11/13 (11660)	Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$658,819,050	$364,914,132	$(18,770,630)	$346,143,502

NQ-VIP- 884 [9/13] 11/13 (11660)	Small Cap Value Series-4

Delaware VIP® Small Cap Value Series
Notes (continued)

2. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$996,894,578	$—	$—	$996,894,578
Short-Term Investments	—	7,752,563	—	7,752,563
Securities Lending Collateral	—	315,411	—	315,411
Total	$996,894,578	$8,067,974	$—	$1,004,962,552

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 884 [9/13] 11/13 (11660)	Small Cap Value Series-5

Delaware VIP® Small Cap Value Series
Notes (continued)

3. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the value of the securities on loan was $306,106, for which cash collateral was received and invested in accordance with the Lending Agreement. At Sept. 30, 2013, the value of invested collateral was $315,411. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

NQ-VIP- 884 [9/13] 11/13 (11660)	Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 99.51%²
Consumer Discretionary - 18.48%
eBay†	247,975	$13,834,525
L Brands	248,100	15,158,910
Liberty Interactive Class A†	780,875	18,327,136
NIKE Class B	146,350	10,630,864
priceline.com†	18,875	19,081,681
Sally Beauty Holdings†	215,275	5,631,594
		82,664,710
Consumer Staples - 4.24%
Walgreen	352,150	18,945,670
		18,945,670
Energy - 10.42%
EOG Resources	167,375	28,333,240
Kinder Morgan	513,555	18,267,151
		46,600,391
Financial Services - 19.99%
CME Group	136,750	10,103,090
IntercontinentalExchange†	78,625	14,264,147
MasterCard Class A	36,800	24,758,304
Progressive	500,250	13,621,808
Visa Class A	139,500	26,658,450
		89,405,799
Healthcare - 12.86%
Allergan	173,700	15,711,165
Celgene†	146,950	22,620,013
Novo Nordisk ADR	64,875	10,978,147
Perrigo	66,375	8,189,348
		57,498,673
Materials & Processing - 2.12%
Syngenta ADR	116,850	9,499,905
		9,499,905
Technology - 31.40%
Adobe Systems†	401,875	20,873,387
Apple	20,810	9,921,167
Crown Castle International†	287,625	21,005,254
Google Class A†	18,800	16,467,108
Intuit	200,675	13,306,759
Microsoft	434,175	14,462,369
QUALCOMM	305,625	20,586,900
Teradata†	190,075	10,537,758
VeriFone Systems†	150,525	3,441,002
VeriSign†	193,550	9,849,760
		140,451,464
Total Common Stock
(cost $310,862,715)		445,066,612

WARRANT - 0.16%
Kinder Morgan CW17 strike price
$40.00, expiration date 5/25/17†	144,012	715,740
Total Warrant (cost $278,097)		715,740

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 0.47%
Discount Notes - 0.22%≠
Federal Home Loan Bank
0.045% 10/18/13	33,686	33,686
0.045% 10/23/13	467,655	467,652
0.065% 11/6/13	505,363	505,358
		1,006,696
U.S. Treasury Obligations - 0.25%≠
U.S. Treasury Bills
0.02% 12/19/13	104,982	104,980
0.028% 10/24/13	30,822	30,822
0.053% 11/14/13	965,499	965,473
		1,101,275
Total Short-Term Investments
(cost $2,107,888)		2,107,971

TOTAL VALUE OF SECURITIES - 100.14%
(cost $313,248,700)	447,890,323
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.14%)	(628,464)
NET ASSETS - 100.00%	$447,261,859
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

NQ-VIP- 888 [9/13] 11/13 (11661)	U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2013, the Series held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$315,626,178	$136,634,174	$(4,370,029)	$132,264,145

NQ-VIP- 888 [9/13] 11/13 (11661)	U.S. Growth Series-2

Delaware VIP® U.S. Growth Series
Notes (continued)

2. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$445,066,612	$—	$445,066,612
Warrant	715,740	—	715,740
Short-Term Investments	—	2,107,971	2,107,971
Total	$445,782,352	$2,107,971	$447,890,323

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 888 [9/13] 11/13 (11661)	U.S. Growth Series-3

Delaware VIP® U.S. Growth Series
Notes (continued)

3. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Compnay (DMC), a series of Delaware Managment Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collateral Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. As of Sept. 30, 2013, the Series had no securities out on loan.

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

NQ-VIP- 888 [9/13] 11/13 (11661)	U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of Investments
September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 98.88%
Consumer Discretionary - 6.11%
Johnson Controls	511,900	$21,243,850
Lowe’s	450,000	21,424,500
		42,668,350
Consumer Staples - 11.57%
Archer-Daniels-Midland	568,700	20,950,907
CVS Caremark	328,500	18,642,375
Kraft Foods Group	387,833	20,337,963
Mondelez International Class A	664,900	20,891,158
		80,822,403
Energy - 15.19%
Chevron	171,000	20,776,500
ConocoPhillips	318,600	22,145,886
Halliburton	415,100	19,987,065
Marathon Oil	599,000	20,893,120
Occidental Petroleum	238,500	22,309,290
		106,111,861
Financials - 11.68%
Allstate	416,700	21,064,185
Bank of New York Mellon	675,500	20,393,345
Marsh & McLennan	481,200	20,956,260
Travelers	225,900	19,149,543
		81,563,333
Healthcare - 17.91%
Baxter International	292,400	19,207,756
Cardinal Health	395,000	20,599,250
Johnson & Johnson	239,500	20,762,255
Merck	437,700	20,838,897
Pfizer	744,741	21,381,514
Quest Diagnostics	360,300	22,262,937
		125,052,609
Industrials - 8.96%
Northrop Grumman	218,900	20,852,414
Raytheon	274,800	21,178,836
Waste Management	498,600	20,562,264
		62,593,514
Information Technology - 15.36%
Broadcom Class A	803,600	20,901,636
Cisco Systems	903,800	21,166,996
Intel	941,400	21,576,888
Motorola Solutions	379,671	22,544,864
Xerox	2,050,900	21,103,761
		107,294,145
Materials - 3.00%
duPont (E.I.) deNemours	357,600	20,941,056
		20,941,056
Telecommunications - 6.03%
AT&T	619,724	20,959,066
Verizon Communications	452,900	21,132,314
		42,091,380
Utilities - 3.07%
Edison International	465,800	21,454,748
		21,454,748
Total Common Stock
(cost $475,111,923)		690,593,399

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 1.03%
Discount Notes - 0.21%≠
Federal Home Loan Bank
0.015% 10/2/13	766,294	766,294
0.025% 11/15/13	157,358	157,356
0.045% 10/23/13	229,288	229,287
0.065% 11/6/13	282,723	282,720
		1,435,657
Repurchase Agreements - 0.32%
Bank of America
0.02% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $1,031,143 (collateralized by
U.S. Government obligations
0.00%-0.875% 6/26/14-1/31/17,
market value $1,051,765)	1,031,142	1,031,142
BNP Paribas
0.04% dated 9/30/13, to be
repurchased on 10/1/13, repurchase
price $1,231,859 (collateralized by
U.S. Government obligations
2.875%-3.625% 3/31/18-2/15/21,
market value $1,256,495)	1,231,858	1,231,858
		2,263,000
U.S. Treasury Obligations - 0.50%≠
U.S. Treasury Bills
0.001% 10/17/13	900,311	900,303
0.015% 10/10/13	1,030,038	1,030,034
0.02% 12/19/13	1,063,133	1,063,110
0.053% 11/14/13	512,409	512,395
		3,505,842
Total Short-Term Investments
(cost $7,204,439)		7,204,499

NQ-VIP- 872 [9/13] 11/13 (11650)	Value Series-1

Delaware VIP® Value Series
Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES - 99.91%
(cost $482,316,362)	$697,797,898
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.09%	595,833
NET ASSETS - 100.00%	$698,393,731
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

NQ-VIP- 872 [9/13] 11/13 (11650)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
September 30, 2013 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Sept. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$485,366,587	$220,573,292	$(8,141,981)	$212,431,311

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2012 will expire as follows: $36,245,426 expires in 2016 and $42,934,805 expires in 2017.

NQ-VIP- 872 [9/13] 11/13 (11650)	Value Series-3

Delaware VIP® Value Series
Notes (continued)

2. Investments (continued)
On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$690,593,399	$—	$690,593,399
Short-Term Investments	—	7,204,499	7,204,499
Total	$690,593,399	$7,204,499	$697,797,898

During the period ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-VIP- 872 [9/13] 11/13 (11650)	Value Series-4

Delaware VIP® Value Series
Notes (continued)

3. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At Sept. 30, 2013, the Series had no securities out on loan.

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of Sept. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 872 [9/13] 11/13 (11650)	Value Series-5

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: